SEI INVESTMENTS


SEI DAILY INCOME TRUST


MONEY MARKET FUND

PRIME OBLIGATION FUND

GOVERNMENT FUND

GOVERNMENT II FUND

TREASURY FUND

TREASURY II FUND

CLASS A

PROSPECTUS AS OF

MAY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

   Money Market Fund                                                       2
   Prime Obligation Fund                                                   5
   Government Fund                                                         8
   Government II Fund                                                     11
   Treasury Fund                                                          14
   Treasury II Fund                                                       17
   More Information About Fund Investments                                20
   More Information About Risk                                            20
   Investment Adviser and Sub-Adviser                                     21
   Purchasing and Selling Fund Shares                                     22
   Dividends, Distributions and Taxes                                     25
   Financial Highlights                                                   26
   How to Obtain More Information About SEI Daily Income Trust    Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       4.30%
1995       6.01%
1996       5.45%
1997       5.63%
1998       5.55%
1999       5.14%
2000       6.43%
2001       4.10%
2002       1.65%
2003       1.07%

BEST QUARTER:  1.65% (09/30/00)

WORST QUARTER: 0.24% (09/30/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.24%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                  1 YEAR      5 YEARS      10 YEARS      INCEPTION
--------------------------------------------------------------------------------
Money Market Fund                1.07%       3.66%         4.52%            5.79%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is November 15, 1983.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.60%
================================================================================
   Total Annual Fund Operating Expenses                                     0.62%*
================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level. The Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Money Market Fund -- Class A Shares                                         0.18%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -- Class A Shares        $   63   $   199   $   346   $    774
--------------------------------------------------------------------------------

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       4.22%
1995       5.99%
1996       5.40%
1997       5.57%
1998       5.53%
1999       5.18%
2000       6.42%
2001       4.09%
2002       1.63%
2003       1.05%

BEST QUARTER:  1.64% (12/31/00)

WORST QUARTER: 0.24% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.23%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                  1 YEAR     5 YEARS      10 YEARS       INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund            1.05%       3.65%         4.49%            5.22%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is December 22, 1987.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.46%
================================================================================
   Total Annual Fund Operating Expenses                                     0.48%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.28%
================================================================================
   Net Expenses                                                             0.20%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Prime Obligation Fund -- Class A Shares    $   20   $   126   $   241   $    577
--------------------------------------------------------------------------------

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996       5.35%
1997       5.49%
1998       5.45%
1999       5.06%
2000       6.31%
2001       4.04%
2002       1.58%
2003       1.02%

BEST QUARTER:  1.62% (09/30/00)

WORST QUARTER: 0.23% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.22%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                                1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Government Fund                                1.02%         3.58%          4.30%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is October 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     0.53%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.28%
================================================================================
   Net Expenses                                                             0.25%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.25%.

In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's distributor waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Government Fund -- Class A Shares                                           0.20%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Government Fund -- Class A Shares          $   26   $   142   $   268   $    638
--------------------------------------------------------------------------------

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       4.16%
1995       5.87%
1996       5.30%
1997       5.44%
1998       5.38%
1999       5.00%
2000       6.25%
2001       4.01%
2002       1.55%
2003       0.98%

BEST QUARTER:  1.61% (12/31/00)

WORST QUARTER: 0.22% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.21%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                  1 YEAR     5 YEARS      10 YEARS       INCEPTION
--------------------------------------------------------------------------------
Government II Fund               0.98%       3.54%         4.38%            5.23%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is December 9, 1985.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.45%
================================================================================
   Total Annual Fund Operating Expenses                                     0.47%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.27%
================================================================================
   Net Expenses                                                             0.20%*
================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Government II Fund -- Class A Shares       $   20   $   124   $   236   $    565
--------------------------------------------------------------------------------

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       4.07%
1995       5.90%
1996       5.33%
1997       5.46%
1998       5.35%
1999       4.88%
2000       6.18%
2001       3.85%
2002       1.55%
2003       0.99%

BEST QUARTER:  1.60% (12/31/00)

WORST QUARTER: 0.22% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.21%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                  1 YEAR     5 YEARS      10 YEARS       INCEPTION
--------------------------------------------------------------------------------
Treasury Fund                    0.99%       3.47%         4.34%            4.19%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is September 30, 1992.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     0.53%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.33%
================================================================================
   Net Expenses                                                             0.20%*
================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.20%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Treasury Fund -- Class A Shares            $   20   $   137   $   263   $    633
--------------------------------------------------------------------------------

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       3.94%
1995       5.62%
1996       5.09%
1997       5.17%
1998       4.93%
1999       4.54%
2000       5.80%
2001       3.71%
2002       1.47%
2003       0.84%

BEST QUARTER:  1.52% (12/31/00)

WORST QUARTER: 0.19% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.18%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                  1 YEAR     5 YEARS      10 YEARS       INCEPTION
--------------------------------------------------------------------------------
Treasury II Fund                 0.84%       3.26%         4.10%            4.45%*
--------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is July 28, 1989.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     0.53%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.28%
================================================================================
   Net Expenses                                                             0.25%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.25%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Treasury II Fund -- Class A Shares         $   26   $   142   $   268   $    638
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder service fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                            NET
                                                         REALIZED
                                                            AND
                                                        UNREALIZED                                DISTRIBUTIONS
                         NET ASSET                         GAINS                      DIVIDENDS       FROM           TOTAL
                          VALUE,            NET          (LOSSES)          TOTAL      FROM NET      REALIZED       DIVIDENDS
                         BEGINNING      INVESTMENT          ON             FROM      INVESTMENT      CAPITAL          AND
                         OF PERIOD        INCOME        SECURITIES      OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.02              --            0.02        (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.04              --            0.04        (0.04)           --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.02              --            0.02        (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.04              --            0.04        (0.04)           --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                              RATIO OF        RATIO OF        EXPENSES
                            NET                                               EXPENSES           NET         TO AVERAGE
                           ASSET                         NET ASSETS              TO          INVESTMENT          NET
                          VALUE,                           END OF              AVERAGE        INCOME TO        ASSETS
                          END OF          TOTAL            PERIOD                NET           AVERAGE       (EXCLUDING
                          PERIOD         RETURN+        ($THOUSANDS)           ASSETS        NET ASSETS        WAIVERS)
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         1.04%        $    603,798            0.18%           1.05%           0.62%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.61              581,097            0.18            1.59            0.63
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.70              419,783            0.18            3.90            0.63
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         6.49              741,949            0.18            6.39            0.64
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         5.19              264,423            0.18            4.97            0.65
-----------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         1.02%        $  3,235,847            0.20%           1.02%           0.48%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.58            3,527,722            0.20            1.56            0.48
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.70            3,989,778            0.20            3.72            0.48
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         6.46            5,113,420            0.20            6.25            0.49
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         5.25            5,486,642            0.20            5.16            0.49
-----------------------------------------------------------------------------------------------------------------------

                                                            NET
                                                         REALIZED
                                                            AND
                                                        UNREALIZED                                DISTRIBUTIONS
                         NET ASSET                         GAINS                      DIVIDENDS       FROM           TOTAL
                          VALUE,            NET          (LOSSES)          TOTAL      FROM NET      REALIZED       DIVIDENDS
                         BEGINNING      INVESTMENT          ON             FROM      INVESTMENT      CAPITAL          AND
                         OF PERIOD        INCOME        SECURITIES      OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.02              --            0.02        (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.04              --            0.04        (0.04)           --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT II FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.01              --            0.01        (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.04              --            0.04        (0.04)           --          (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

TREASURY FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.02              --            0.02        (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.03              --            0.03        (0.03)           --          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

TREASURY II FUND
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00      $     0.01(1)   $       --(1)   $     0.01   $    (0.01)   $       --     $    (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2003                        1.00            0.01              --            0.01        (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  2002                        1.00            0.03              --            0.03        (0.03)           --          (0.03)
-------------------------------------------------------------------------------------------------------------------------------
  2001                        1.00            0.06              --            0.06        (0.06)           --          (0.06)
-------------------------------------------------------------------------------------------------------------------------------
  2000                        1.00            0.05              --            0.05        (0.05)           --          (0.05)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                              RATIO OF
                                                                              RATIO OF        RATIO OF        EXPENSES
                            NET                                               EXPENSES           NET         TO AVERAGE
                           ASSET                         NET ASSETS              TO          INVESTMENT          NET
                          VALUE,                           END OF              AVERAGE        INCOME TO        ASSETS
                          END OF          TOTAL            PERIOD                NET           AVERAGE       (EXCLUDING
                          PERIOD         RETURN+        ($THOUSANDS)           ASSETS        NET ASSETS        WAIVERS)
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         1.00%        $    329,940            0.20%           0.99%           0.53%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.53              370,142            0.20            1.51            0.53
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.64              402,096            0.20            3.42            0.53
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         6.37              254,143            0.20            6.21            0.54
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         5.12              206,481            0.20            5.00            0.55
-----------------------------------------------------------------------------------------------------------------------

GOVERNMENT II FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         0.96%        $    568,888            0.20%           0.96%           0.47%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.50              669,654            0.20            1.49            0.48
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.63              688,112            0.20            3.63            0.48
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         6.31              910,748            0.20            6.14            0.49
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         5.05              793,640            0.20            4.93            0.49
-----------------------------------------------------------------------------------------------------------------------

TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         0.96%        $    264,544            0.20%           0.92%           0.53%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.51              147,129            0.20            1.50            0.54
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.48              221,636            0.20            3.30            0.53
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         6.24              126,044            0.20            6.06            0.55
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         4.93              196,282            0.20            4.77            0.56
-----------------------------------------------------------------------------------------------------------------------

TREASURY II FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00         0.81%        $    269,200            0.25%           0.80%           0.53%
-----------------------------------------------------------------------------------------------------------------------
  2003                        1.00         1.42              410,954            0.25            1.42            0.53
-----------------------------------------------------------------------------------------------------------------------
  2002                        1.00         3.35              556,201            0.25            3.20            0.53
-----------------------------------------------------------------------------------------------------------------------
  2001                        1.00         5.86              406,003            0.25            5.70            0.54
-----------------------------------------------------------------------------------------------------------------------
  2000                        1.00         4.60              379,179            0.25            4.49            0.54
-----------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.

NOTES:

SEI INVESTMENTS



More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-001 (5/04)

SEI INVESTMENTS


SEI DAILY INCOME TRUST

CORPORATE DAILY INCOME FUND

TREASURY SECURITIES DAILY INCOME FUND

SHORT-DURATION GOVERNMENT FUND

INTERMEDIATE-DURATION GOVERNMENT FUND

GNMA FUND

PROSPECTUS AS OF
MAY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Intermediate-Duration Government and GNMA Funds and the Class A Shares, Class B Shares and Class C Shares of the Corporate Daily Income, Treasury Securities Daily Income and Short-Duration Government Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

     Corporate Daily Income Fund                                            2
     Treasury Securities Daily Income Fund                                  6
     Short-Duration Government Fund                                         8
     Intermediate-Duration Government Fund                                 12
     GNMA Fund                                                             16
     More Information About Fund Investments                               20
     More Information About Risk                                           20
     Investment Adviser                                                    21
     Purchasing and Selling Fund Shares                                    22
     Dividends, Distributions and Taxes                                    25
     Financial Highlights                                                  26
     How to Obtain More Information About SEI Daily Income Trust   Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser makes judgments about the economy, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the Funds own and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CORPORATE DAILY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                Provide higher current income than that
                                typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility

SHARE PRICE VOLATILITY:         Low to medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting fixed income obligations, the Fund invests in investment grade fixed income securities of U.S. issuers

INVESTMENT STRATEGY

The Corporate Daily Income Fund invests substantially all of its net assets in investment grade obligations of U.S. issuers, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances and bank notes of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; and (vi) fully collateralized repurchase agreements involving any of the foregoing obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund is also subject to the risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. As of May 31, 2004, Class B Shares and Class C Shares of the Fund had not yet commenced operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994      2.89%
1995      8.68%
1996      5.22%
1997      5.74%
1998      6.18%
1999      4.25%
2000      7.87%
2001      6.29%
2002      3.49%
2003      1.64%

BEST QUARTER:   2.62%  (12/31/00)
WORST QUARTER:  0.02%  (09/30/03)


* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.51%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Lehman Brothers 9-12 Month Treasury Index.


                                                                                                              SINCE
CORPORATE DAILY INCOME FUND -- CLASS A                                1 YEAR     5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                1.64%       4.68%        5.20%         5.11%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                              0.89%       2.92%        3.19%         3.11%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**      1.06%       2.89%        3.17%         3.10%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers 9-12 Month Treasury Index (reflects no
  deduction for fees, expenses, or taxes)***                            1.42%       4.40%        5.08%         5.04%
-------------------------------------------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is September 28, 1993. Index returns shown from September 30, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 9-12 Month Treasury Index is a widely-recognized, market weighted index of U.S. Treasury bonds with remaining maturities between nine and twelve months.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)         CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
---------------------------------------------------------------------------------------------------
Investment Advisory Fees                               0.10%               0.10%               0.10%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                              None                None                None
---------------------------------------------------------------------------------------------------
Other Expenses                                         0.63%               0.68%*              0.88%*
===================================================================================================
  Total Annual Fund Operating Expenses                 0.73%**             0.78%**             0.98%**
===================================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level for Class A Shares of the Fund. The Adviser, the Fund's administrator and the Fund's distributor will also waive fees in order to keep total operating expenses of the Class B Shares and Class C Shares at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were or are expected to be, as applicable, as follows:

Corporate Daily Income Fund -- Class A Shares                                              0.35%
-----------------------------------------------------------------------------------------------
Corporate Daily Income Fund -- Class B Shares                                              0.65%
-----------------------------------------------------------------------------------------------
Corporate Daily Income Fund -- Class C Shares                                              0.85%
-----------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
Corporate Daily Income Fund -- Class A Shares       $   75     $   233     $   406     $    906
-----------------------------------------------------------------------------------------------
Corporate Daily Income Fund -- Class B Shares       $   80     $   249     $   433     $    966
-----------------------------------------------------------------------------------------------
Corporate Daily Income Fund -- Class C Shares       $  100     $   312     $   542     $  1,201
-----------------------------------------------------------------------------------------------

TREASURY SECURITIES DAILY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL:                Provide a higher current income than that
                                typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility

SHARE PRICE VOLATILITY:         Low to medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting fixed income securities, the Fund invests in short-duration U.S. Treasury obligations

INVESTMENT STRATEGY

The Treasury Securities Daily Income Fund invests substantially all of its net assets in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity of any single security will be five years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

The Fund is also subject to the risk that short-duration U.S. Treasury securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

As of May 31, 2004, Class A Shares, Class B Shares and Class C Shares of the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)         CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
---------------------------------------------------------------------------------------------------
Investment Advisory Fees                               0.10%               0.10%               0.10%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                              None                None                None
---------------------------------------------------------------------------------------------------
Other Expenses                                         0.64%*              0.69%*              0.89%*
===================================================================================================
  Total Annual Fund Operating Expenses                 0.74%**             0.79%**             0.99%**
===================================================================================================

* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor are each waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

Treasury Securities Daily Income Fund -- Class A Shares                                        0.35%
---------------------------------------------------------------------------------------------------
Treasury Securities Daily Income Fund -- Class B Shares                                        0.65%
---------------------------------------------------------------------------------------------------
Treasury Securities Daily Income Fund -- Class C Shares                                        0.85%
---------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                               1 YEAR       3 YEARS
---------------------------------------------------------------------------------------------------
Treasury Securities Daily Income Fund -- Class A Shares                          $  76        $ 237
---------------------------------------------------------------------------------------------------
Treasury Securities Daily Income Fund -- Class B Shares                          $  81        $ 252
---------------------------------------------------------------------------------------------------
Treasury Securities Daily Income Fund -- Class C Shares                          $ 101        $ 315
---------------------------------------------------------------------------------------------------

SHORT-DURATION GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a
                                high degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Low to medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting fixed income securities, the Fund invests in short-duration U.S. Government securities

INVESTMENT STRATEGY

The Short-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of up to three years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies or instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund is also subject to the risk that short-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Class B Shares of the Fund were fully liquidated December 10, 2001. As of May 31, 2004, Class C Shares of the Fund had not yet commenced operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       0.32%
1995      10.83%
1996       4.63%
1997       6.94%
1998       7.08%
1999       2.71%
2000       7.90%
2001       7.08%
2002       5.68%
2003       1.31%

BEST QUARTER:   3.35%  (09/30/98)
WORST QUARTER: -0.65%  (03/31/94)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.99%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Merrill Lynch 1-3 Year U.S. Treasury Bond Index.


                                                                                                              SINCE
SHORT-DURATION GOVERNMENT FUND -- CLASS A                             1 YEAR     5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                1.31%       4.91%        5.40%         6.18%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                              0.37%       3.13%        3.38%         4.04%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**      0.85%       3.08%        3.34%         4.00%
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S. Treasury Bond Index (reflects no
  deduction for fees, expenses, or taxes)***                            1.90%       5.37%        5.68%         6.60%
-------------------------------------------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns shown from February 28, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)         CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
---------------------------------------------------------------------------------------------------
Investment Advisory Fees                               0.09%               0.09%               0.09%
---------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                              None                None                None
---------------------------------------------------------------------------------------------------
Other Expenses                                         0.63%               0.68%               0.88%*
---------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                 0.72%**             0.77%**             0.97%**
---------------------------------------------------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year (January 31, 2004 for Class A Shares and January 31, 2001 for Class B Shares) were less than the amount shown above because the Adviser, the Fund's administrator and the Fund's distributor each waived a portion of their fees in order to keep total operating expenses at a specified level for Class A Shares and Class B Shares of the Fund. The Adviser, the Fund's administrator and the Fund's distributor will also waive fees in order to keep total operating expenses of the Class C Shares at a specified level. The Adviser, the Fund's administrator and/or the Fund's distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were or are expected to be, as applicable, as follows:

Short-Duration Government Fund -- Class A Shares                                               0.45%
---------------------------------------------------------------------------------------------------
Short-Duration Government Fund -- Class B Shares                                               0.75%
---------------------------------------------------------------------------------------------------
Short-Duration Government Fund -- Class C Shares                                               0.95%
---------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                      1 YEAR     3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Short-Duration Government Fund -- Class A Shares                        $ 74       $ 230        $ 401       $   894
-------------------------------------------------------------------------------------------------------------------
Short-Duration Government Fund -- Class B Shares                        $ 79       $ 246        $ 428       $   954
-------------------------------------------------------------------------------------------------------------------
Short-Duration Government Fund -- Class C Shares                        $ 99       $ 309        $ 536       $ 1,190
-------------------------------------------------------------------------------------------------------------------

INTERMEDIATE-DURATION GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting fixed income securities, the Fund invests in intermediate-duration U.S. Government securities

INVESTMENT STRATEGY

The Intermediate-Duration Government Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Adviser will strive to maintain a portfolio duration of two and a half to five years.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund is also subject to the risk that intermediate-duration U.S. Government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994     -2.74%
1995     15.72%
1996      3.04%
1997      8.18%
1998      8.47%
1999      0.02%
2000     10.64%
2001      8.21%
2002      9.91%
2003      1.92%

BEST QUARTER:   5.55%  (09/30/02)
WORST QUARTER: -2.00%  (03/31/94)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 2.34%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Merrill Lynch 3-5 Year U.S. Treasury Bond Index.


                                                                                                              SINCE
INTERMEDIATE-DURATION GOVERNMENT FUND -- CLASS A                      1 YEAR     5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                1.92%       6.05%        6.20%         7.01%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                              0.48%       4.06%        4.01%         4.65%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**      1.68%       3.95%        3.93%         4.60%
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch 3-5 Year U.S. Treasury Bond Index (reflects no
  deduction for fees, expenses, or taxes)***                            2.47%       6.55%        6.59%         7.60%
-------------------------------------------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is February 17, 1987. Index returns shown from February 28, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                         0.09%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                        None
-----------------------------------------------------------------------------------------------------
Other Expenses                                                                                   0.63%
=====================================================================================================
  Total Annual Fund Operating Expenses                                                           0.72%*
=====================================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's distributor waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Intermediate-Duration Government Fund -- Class A Shares                                          0.50%
-----------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                      1 YEAR     3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Intermediate-Duration Government Fund -- Class A Shares                 $ 74       $ 230        $ 401         $ 894
-------------------------------------------------------------------------------------------------------------------

GNMA FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Medium

PRINCIPAL INVESTMENT STRATEGY:  Utilizing an adviser experienced in selecting mortgage-backed securities, the Fund invests principally in fixed income obligations issued by the Government National Mortgage Association
                                (GNMA)

INVESTMENT STRATEGY

The GNMA Fund invests primarily (at least 80% of its net assets) in mortgage-backed securities issued by GNMA. The Fund may also invest in U.S. Treasury securities and U.S. Government securities obligations, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts and other similar instruments for risk management purposes.

Using a top-down strategy and bottom-up security selection, the Adviser seeks attractively-valued securities with an acceptable maturity and that offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. There is no restriction on the Fund's portfolio duration.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The Fund is also subject to the risk that GNMA securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994      -3.38%
1995      16.89%
1996       4.48%
1997       9.22%
1998       7.26%
1999       0.25%
2000      10.96%
2001       7.61%
2002       8.46%
2003       1.95%

BEST QUARTER:   5.33%  (03/31/95)
WORST QUARTER: -3.73%  (03/31/94)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 1.65%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003 to those of the Citigroup 30-Year GNMA Index (previously know as the Salomon Smith Barney 30-Year GNMA Index).


                                                                                                              SINCE
GNMA FUND -- CLASS A                                                  1 YEAR     5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                                1.95%       5.77%        6.23%         7.35%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                              0.24%       3.47%        3.69%         4.66%
-------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund Shares**      1.25%       3.48%        3.70%         4.66%
-------------------------------------------------------------------------------------------------------------------
Citigroup 30-Year GNMA Index (reflects no deduction for fees,
  expenses, or taxes)***                                                2.92%       6.56%        6.95%         8.09%
-------------------------------------------------------------------------------------------------------------------

* The inception date for Class A Shares of the Fund is March 20, 1987. Index returns shown from March 31, 1987.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 30-Year GNMA Index is a widely-recognized component of the Salomon Smith Barney Mortgage Index consisting of the pool of 30-year mortgages backed by GNMA.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                         0.09%
-----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                        None
-----------------------------------------------------------------------------------------------------
Other Expenses                                                                                   0.60%
=====================================================================================================
  Total Annual Fund Operating Expenses                                                           0.69%*
=====================================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's distributor waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

GNMA Fund -- Class A Shares                                                                      0.60%
-----------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------
GNMA Fund -- Class A Shares                                 $ 70       $ 221       $ 384        $ 859
-----------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a GNMA or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment programs. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Adviser to the Funds. As of March 31, 2004, Wellington Management had approximately $417 billion in assets under management. For the fiscal year ended January 31, 2004, the Funds paid Wellington Management the following advisory fees as a percentage of each Fund's average daily net assets:


Corporate Daily Income Fund                                                                      0.06%*
-----------------------------------------------------------------------------------------------------
Short-Duration Government Fund                                                                   0.08%*
-----------------------------------------------------------------------------------------------------
Intermediate-Duration Government Fund                                                            0.09%
-----------------------------------------------------------------------------------------------------
GNMA Fund                                                                                        0.09%
-----------------------------------------------------------------------------------------------------

*After fee waivers.

For the fiscal year ended January 31, 2004, the Treasury Securities Daily Income Fund was not in operation. The Treasury Securities Daily Income Fund will pay Wellington Management an advisory fee of 0.10% up to $500 million, 0.075% between $500 million and $1 billion, and 0.05% over $1 billion of the combined assets of the Treasury Securities Daily Income and Corporate Daily Income Funds.

PORTFOLIO MANAGERS

CORPORATE DAILY INCOME FUND
TREASURY SECURITIES DAILY INCOME FUND

Timothy E. Smith became the portfolio manager of the Corporate Daily Income Fund in 1999. He will also serve as portfolio manager for the Treasury Securities Daily Income Fund upon the commencement of its operations. Mr. Smith has been an investment professional with Wellington Management since 1992.

SHORT-DURATION GOVERNMENT FUND
INTERMEDIATE-DURATION GOVERNMENT FUND
GNMA FUND

Michael C. Garrett became the portfolio manager of the Short-Duration Government Fund and Intermediate-Duration Government Fund in 2003 and the portfolio manager of the GNMA Fund in 2001. Mr. Garrett joined Wellington Management in 1999 from Credit Suisse First Boston where he was a mortgage securities trader from 1996 to 1999.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares, Class B Shares and Class C Shares of the Funds.

The classes have different expenses and other characteristics. The Funds offer Class A Shares, Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares, Class B Shares and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, Class B Shares or Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the following Business Day after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Shares.

For Class A Shares, Class B Shares, and Class C Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Corporate Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Treasury Securities Daily Income Fund, Class B Shares and C Shares of the Corporate Daily Income Fund and Class B Shares and Class C Shares of the Short-Duration Government Fund did not have performance information as of January 31, 2004.

FOR THE YEARS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS


                                                                  NET
                                                                REALIZED
                                                                  AND
                                                               UNREALIZED                                  DISTRIBUTIONS
                                   NET ASSET                      GAINS                       DIVIDENDS        FROM
                                     VALUE,        NET          (LOSSES)          TOTAL       FROM NET       REALIZED
                                   BEGINNING   INVESTMENT          ON             FROM       INVESTMENT       CAPITAL
                                   OF PERIOD     INCOME        SECURITIES       OPERATIONS     INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------------
CORPORATE DAILY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------------
   2004                           $     2.03   $     0.04(1)   $    (0.01)(1)   $     0.03   $    (0.04)   $          --
----------------------------------------------------------------------------------------------------------------------------
   2003                                 2.03         0.06            --               0.06        (0.06)           (0.00)(2)
----------------------------------------------------------------------------------------------------------------------------
   2002                                 2.01         0.10            0.02             0.12        (0.10)              --
----------------------------------------------------------------------------------------------------------------------------
   2001                                 1.97         0.12            0.04             0.16        (0.12)              --
----------------------------------------------------------------------------------------------------------------------------
   2000                                 2.00         0.10           (0.03)            0.07        (0.10)              --
----------------------------------------------------------------------------------------------------------------------------

SHORT-DURATION GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
----------------------------------------------------------------------------------------------------------------------------
   2004                           $    10.46   $     0.22(1)   $    (0.06)(1)   $     0.16   $    (0.27)   $          --
----------------------------------------------------------------------------------------------------------------------------
   2003                                10.30         0.32            0.21             0.53        (0.34)           (0.03)
----------------------------------------------------------------------------------------------------------------------------
   2002                                10.15         0.47            0.16             0.63        (0.48)              --
----------------------------------------------------------------------------------------------------------------------------
   2001                                 9.87         0.60            0.28             0.88        (0.60)              --
----------------------------------------------------------------------------------------------------------------------------
   2000                                10.16         0.51           (0.29)            0.22        (0.51)              --
----------------------------------------------------------------------------------------------------------------------------

                                                                                        RATIO OF     RATIO OF
                                                      NET                               EXPENSES        NET
                                      TOTAL          ASSET                NET ASSETS       TO       INVESTMENT
                                    DIVIDENDS       VALUE,                  END OF       AVERAGE     INCOME TO
                                       AND          END OF     TOTAL        PERIOD         NET       AVERAGE
                                  DISTRIBUTIONS     PERIOD    RETURN+    ($THOUSANDS)    ASSETS     NET ASSETS
---------------------------------------------------------------------------------------------------------------
CORPORATE DAILY INCOME FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
   2004                           $       (0.04)   $   2.02      1.61%   $    293,816       0.35%         1.84%
---------------------------------------------------------------------------------------------------------------
   2003                                   (0.06)       2.03      3.35         352,284       0.35          2.81
---------------------------------------------------------------------------------------------------------------
   2002                                   (0.10)       2.03      6.08         167,901       0.35          4.74
---------------------------------------------------------------------------------------------------------------
   2001                                   (0.12)       2.01      8.45         114,536       0.35          6.10
---------------------------------------------------------------------------------------------------------------
   2000                                   (0.10)       1.97      3.77         114,118       0.35          5.27
---------------------------------------------------------------------------------------------------------------

SHORT-DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------------------------
   2004                           $       (0.27)   $  10.35      1.55%   $    289,986       0.45%         2.07%
---------------------------------------------------------------------------------------------------------------
   2003                                   (0.37)      10.46      5.29         318,046       0.45          2.92
---------------------------------------------------------------------------------------------------------------
   2002                                   (0.48)      10.30      6.28         150,993       0.45          4.58
---------------------------------------------------------------------------------------------------------------
   2001                                   (0.60)      10.15      9.14          99,495       0.45          5.94
---------------------------------------------------------------------------------------------------------------
   2000                                   (0.51)       9.87      2.22          97,545       0.45          5.08
---------------------------------------------------------------------------------------------------------------

                                   RATIO OF
                                   EXPENSES
                                  TO AVERAGE
                                     NET
                                    ASSETS      PORTFOLIO
                                  (EXCLUDING     TURNOVER
                                   WAIVERS)       RATE
----------------------------------------------------------
CORPORATE DAILY INCOME FUND
----------------------------------------------------------
CLASS A
----------------------------------------------------------
   2004                                 0.73%          68%
----------------------------------------------------------
   2003                                 0.73           76
----------------------------------------------------------
   2002                                 0.72           75
----------------------------------------------------------
   2001                                 0.73           68
----------------------------------------------------------
   2000                                 0.74           71
----------------------------------------------------------

SHORT-DURATION GOVERNMENT FUND
----------------------------------------------------------
CLASS A
----------------------------------------------------------
   2004                                 0.72%         117%
----------------------------------------------------------
   2003                                 0.73          125
----------------------------------------------------------
   2002                                 0.72           84
----------------------------------------------------------
   2001                                 0.74           79
----------------------------------------------------------
   2000                                 0.74          102
----------------------------------------------------------

                                                                         NET
                                                                       REALIZED
                                                                         AND
                                                                      UNREALIZED                                  DISTRIBUTIONS
                                          NET ASSET                      GAINS                       DIVIDENDS        FROM
                                            VALUE,        NET          (LOSSES)           TOTAL      FROM NET       REALIZED
                                          BEGINNING   INVESTMENT          ON              FROM      INVESTMENT       CAPITAL
                                          OF PERIOD     INCOME        SECURITIES       OPERATIONS     INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
   2004                                  $    10.89   $     0.31(1)   $     0.01(1)    $     0.32   $    (0.33)   $       (0.24)
--------------------------------------------------------------------------------------------------------------------------------
   2003                                       10.40         0.42            0.51             0.93        (0.44)              --
--------------------------------------------------------------------------------------------------------------------------------
   2002                                       10.22         0.54            0.18             0.72        (0.54)              --
--------------------------------------------------------------------------------------------------------------------------------
   2001                                        9.62         0.56            0.60             1.16        (0.56)              --
--------------------------------------------------------------------------------------------------------------------------------
   2000                                       10.24         0.54           (0.62)           (0.08)       (0.54)              --
--------------------------------------------------------------------------------------------------------------------------------

GNMA FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------------------------------------------------------
   2004                                  $    10.13   $     0.30(1)   $    (0.09)(1)   $     0.21   $    (0.48)   $          --
--------------------------------------------------------------------------------------------------------------------------------
   2003                                        9.91         0.44            0.31             0.75        (0.53)              --
--------------------------------------------------------------------------------------------------------------------------------
   2002                                        9.78         0.55            0.14             0.69        (0.56)              --
--------------------------------------------------------------------------------------------------------------------------------
   2001                                        9.20         0.62            0.58             1.20        (0.62)              --
--------------------------------------------------------------------------------------------------------------------------------
   2000                                        9.91         0.60           (0.71)           (0.11)       (0.60)              --
--------------------------------------------------------------------------------------------------------------------------------

                                                                                               RATIO OF     RATIO OF
                                                             NET                               EXPENSES        NET
                                             TOTAL          ASSET                NET ASSETS       TO       INVESTMENT
                                           DIVIDENDS       VALUE,                  END OF       AVERAGE     INCOME TO
                                              AND          END OF     TOTAL        PERIOD         NET       AVERAGE
                                         DISTRIBUTIONS     PERIOD    RETURN+    ($THOUSANDS)    ASSETS     NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------
   2004                                  $       (0.57)   $  10.64      2.98%   $    134,615       0.50%         2.89%
-------------------------------------------------------------------------------------------------------------------------
   2003                                          (0.44)      10.89      9.12         188,009       0.50          3.92
-------------------------------------------------------------------------------------------------------------------------
   2002                                          (0.54)      10.40      7.19         119,335       0.50          5.17
-------------------------------------------------------------------------------------------------------------------------
   2001                                          (0.56)      10.22     12.42          84,523       0.50          5.67
-------------------------------------------------------------------------------------------------------------------------
   2000                                          (0.54)       9.62     (0.77)        114,538       0.50          5.47
-------------------------------------------------------------------------------------------------------------------------

GNMA FUND
-------------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------------
   2004                                  $       (0.48)   $   9.86      2.16%   $    219,483       0.60%         2.97%
-------------------------------------------------------------------------------------------------------------------------
   2003                                          (0.53)      10.13      7.73         390,393       0.60          4.12
-------------------------------------------------------------------------------------------------------------------------
   2002                                          (0.56)       9.91      7.22         234,747       0.60          5.50
-------------------------------------------------------------------------------------------------------------------------
   2001                                          (0.62)       9.78     13.44          88,403       0.60          6.52
-------------------------------------------------------------------------------------------------------------------------
   2000                                          (0.60)       9.20     (1.18)         84,006       0.60          6.21
-------------------------------------------------------------------------------------------------------------------------

                                          RATIO OF
                                          EXPENSES
                                         TO AVERAGE
                                            NET
                                           ASSETS      PORTFOLIO
                                         (EXCLUDING     TURNOVER
                                          WAIVERS)       RATE
----------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
----------------------------------------------------------------
CLASS A
----------------------------------------------------------------
   2004                                        0.72%         154%
----------------------------------------------------------------
   2003                                        0.73           57
----------------------------------------------------------------
   2002                                        0.72           50
----------------------------------------------------------------
   2001                                        0.73           41
----------------------------------------------------------------
   2000                                        0.73           31
----------------------------------------------------------------

GNMA FUND
----------------------------------------------------------------
CLASS A
----------------------------------------------------------------
   2004                                        0.69%         145%
----------------------------------------------------------------
   2003                                        0.70          146
----------------------------------------------------------------
   2002                                        0.69          108
----------------------------------------------------------------
   2001                                        0.71           81
----------------------------------------------------------------
   2000                                        0.71           29
----------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.
(2) Amount represents less than $0.01 per share.

NOTES:

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain information from the Funds' managers about Fund strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

SEI-F-094 (5/04)

SEI INVESTMENTS

SEI DAILY INCOME TRUST

MONEY MARKET FUND

PRIME OBLIGATION FUND

GOVERNMENT FUND

GOVERNMENT II FUND

TREASURY FUND

TREASURY II FUND

CLASS B

PROSPECTUS AS OF

MAY 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

   Money Market Fund                                                       2
   Prime Obligation Fund                                                   5
   Government Fund                                                         8
   Government II Fund                                                     11
   Treasury Fund                                                          14
   Treasury II Fund                                                       17
   More Information About Fund Investments                                20
   More Information About Risk                                            20
   Investment Adviser and Sub-Adviser                                     21
   Purchasing and Selling Fund Shares                                     22
   Dividends, Distributions and Taxes                                     25
   Financial Highlights                                                   26
   How to Obtain More Information About SEI Daily Income Trust    Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1998    5.24%
1999    4.82%
2000    6.11%
2001    3.79%
2002    1.35%
2003    0.77%

BEST QUARTER:   1.58% (09/30/00)

WORST QUARTER:  0.17% (09/30/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.16%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS B SHARES                                1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Money Market Fund                              0.77%         3.35%        3.77%*
--------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is August 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.65%
================================================================================
   Total Annual Fund Operating Expenses                                     0.67%*
================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Money Market Fund -- Class B Shares                                         0.48%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -- Class B Shares        $   68   $   214   $   373   $    835
--------------------------------------------------------------------------------

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high
                                 degree of liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide
                                 liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994          3.91%
1995          5.68%
1996          5.09%
1997          5.25%
1998          5.21%
1999          4.87%
2000          6.10%
2001          3.78%
2002          1.32%
2003          0.75%

BEST QUARTER:   1.56% (12/31/00)

WORST QUARTER:  0.16% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.16%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS B SHARES                      1 YEAR     5 YEARS     10 YEARS    INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund                0.75%       3.34%        4.18%       4.11%*
--------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is March 26, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     0.53%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.03%
================================================================================
   Net Expenses                                                             0.50%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Prime Obligation Fund -- Class B Shares    $   51   $   167   $   293   $    662
--------------------------------------------------------------------------------

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996       5.04%
1997       5.18%
1998       5.13%
1999       4.75%
2000       5.99%
2001       3.73%
2002       1.27%
2003       0.71%

BEST QUARTER:  1.54% (09/30/00)

WORST QUARTER: 0.15% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.15%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                        SINCE
CLASS B SHARES                             1 YEAR       5 YEARS     INCEPTION
-----------------------------------------------------------------------------
Government Fund                              0.71%        3.27%        4.02%*
-----------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is August 22, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.56%
================================================================================
   Total Annual Fund Operating Expenses                                     0.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.03%
================================================================================
   Net Expenses                                                             0.55%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55%.

In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:


Government Fund -- Class B Shares                                           0.50%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Government Fund -- Class B Shares          $   56   $   183   $   321   $    723
--------------------------------------------------------------------------------

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       3.85%
1995       5.56%
1996       4.99%
1997       5.12%
1998       5.06%
1999       4.69%
2000       5.93%
2001       3.71%
2002       1.25%
2003       0.68%

BEST QUARTER:  1.53% (12/31/00)

WORST QUARTER: 0.15% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.14%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS B SHARES                   1 YEAR      5 YEARS      10 YEARS     INCEPTION
--------------------------------------------------------------------------------
Government II Fund                0.68%        3.23%        4.07%         4.02%*
--------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is January 28, 1991.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.50%
================================================================================
   Total Annual Fund Operating Expenses                                     0.52%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.02%
================================================================================
   Net Expenses                                                             0.50%*
================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Government II Fund -- Class B Shares       $   51   $   165   $   289   $    651
--------------------------------------------------------------------------------

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1998      5.04%
1999      4.57%
2000      5.86%
2001      3.54%
2002      1.25%
2003      0.68%

BEST QUARTER:   1.52% (12/31/00)

WORST QUARTER:  0.14% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.13%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS B SHARES                                1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Treasury Fund                                  0.68%         3.16%        3.59%*
--------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is August 4, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.56%
================================================================================
   Total Annual Fund Operating Expenses                                     0.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.08%
================================================================================
   Net Expenses                                                             0.50%*
================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Treasury Fund -- Class B Shares           $   51   $   178   $   316    $    718
--------------------------------------------------------------------------------

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994       3.63%
1995       5.31%
1996       4.78%
1997       4.86%
1998       4.62%
1999       4.23%
2000       5.49%
2001       3.40%
2002       1.17%
2003       0.53%

BEST QUARTER:  1.44% (12/31/00)

WORST QUARTER: 0.11% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class B Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS B SHARES                   1 YEAR      5 YEARS      10 YEARS     INCEPTION
--------------------------------------------------------------------------------
Treasury II Fund                  0.53%        2.95%        3.79%         3.99%*
--------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is February 15, 1990.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.56%
================================================================================
   Total Annual Fund Operating Expenses                                     0.58%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.03%
================================================================================
   Net Expenses                                                             0.55%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Treasury II Fund -- Class B Shares          $   56   $   183   $   321  $    723
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class B Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares.

For Class B Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.05%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                                 NET
                                                              REALIZED
                                                                 AND
                                                             UNREALIZED                               DISTRIBUTIONS
                             NET ASSET                          GAINS                     DIVIDENDS       FROM            TOTAL
                               VALUE,             NET         (LOSSES)       TOTAL         FROM NET     REALIZED        DIVIDENDS
                             BEGINNING        INVESTMENT         ON           FROM        INVESTMENT     CAPITAL           AND
                             OF PERIOD          INCOME       SECURITIES    OPERATIONS       INCOME        GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.06            --           0.06          (0.06)          --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.06            --           0.06          (0.06)          --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        RATIO OF
                                                                                   RATIO OF           RATIO OF          EXPENSES
                                 NET                                               EXPENSES              NET           TO AVERAGE
                               ASSET                             NET ASSETS           TO             INVESTMENT           NET
                               VALUE,                              END OF          AVERAGE            INCOME TO           ASSETS
                               END OF            TOTAL            PERIOD             NET               AVERAGE         (EXCLUDING
                               PERIOD           RETURN+        ($THOUSANDS)        ASSETS            NET ASSETS          WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.74%          $ 124,401           0.48%               0.74%              0.67%
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.31             159,389           0.48                1.30               0.68
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.39             197,280           0.48                3.27               0.68
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             6.17             161,067           0.48                6.07               0.69
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.87              33,839           0.48                4.91               0.71
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.72%          $ 572,097           0.50%               0.72%              0.53%
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.28             776,902           0.50                1.26               0.53
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.39             676,475           0.50                3.21               0.53
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             6.14             473,294           0.50                6.01               0.54
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.93             347,215           0.50                4.84               0.54
------------------------------------------------------------------------------------------------------------------------------------

                                                                 NET
                                                              REALIZED
                                                                 AND
                                                             UNREALIZED                               DISTRIBUTIONS
                             NET ASSET                          GAINS                     DIVIDENDS       FROM            TOTAL
                               VALUE,             NET         (LOSSES)       TOTAL         FROM NET     REALIZED        DIVIDENDS
                             BEGINNING        INVESTMENT         ON           FROM        INVESTMENT     CAPITAL           AND
                             OF PERIOD          INCOME       SECURITIES    OPERATIONS       INCOME        GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.06            --           0.06          (0.06)          --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.06            --           0.06          (0.06)          --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.06            --           0.06          (0.06)          --             (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00           $ 0.01(1)       $ --(1)      $ 0.01        $ (0.01)        $ --           $ (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             0.01            --           0.01          (0.01)          --             (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             0.03            --           0.03          (0.03)          --             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             0.05            --           0.05          (0.05)          --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             0.04            --           0.04          (0.04)          --             (0.04)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        RATIO OF
                                                                                   RATIO OF           RATIO OF          EXPENSES
                                 NET                                               EXPENSES              NET           TO AVERAGE
                               ASSET                             NET ASSETS           TO             INVESTMENT           NET
                               VALUE,                              END OF          AVERAGE            INCOME TO           ASSETS
                               END OF            TOTAL            PERIOD             NET               AVERAGE         (EXCLUDING
                               PERIOD           RETURN+        ($THOUSANDS)        ASSETS            NET ASSETS          WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.69%          $ 240,491           0.50%               0.70%             0.58%
-----------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.23             258,488           0.50                1.20              0.58
-----------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.33             217,957           0.50                3.00              0.58
-----------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             6.05              90,343           0.50                5.92              0.59
-----------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.81              64,616           0.50                4.74              0.60
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.66%          $ 201,085           0.50%               0.66%             0.52%
-----------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.20             174,496           0.50                1.19              0.53
-----------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.32             164,741           0.50                3.21              0.53
-----------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             5.99             140,408           0.50                5.88              0.54
-----------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.74              82,771           0.50                4.65              0.54
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.66%          $ 325,687           0.50%               0.65%             0.58%
-----------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.21             319,991           0.50                1.19              0.59
-----------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.18             316,896           0.50                3.11              0.58
-----------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             5.92             308,688           0.50                5.79              0.60
-----------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.62             159,042           0.50                4.55              0.61
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00             0.51%          $ 160,859           0.55%               0.51%             0.58%
-----------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00             1.12             210,421           0.55                1.08              0.58
-----------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00             3.05             133,310           0.55                2.94              0.58
-----------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00             5.55              98,111           0.55                5.40              0.59
-----------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00             4.30              75,755           0.55                4.23              0.59
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.

NOTES:

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-050 (5/04)

[GRAPHIC]

SEI INVESTMENTS


SEI DAILY INCOME TRUST

MONEY MARKET FUND

PRIME OBLIGATION FUND

GOVERNMENT FUND

GOVERNMENT II FUND

TREASURY FUND

TREASURY II FUND

CLASS C

PROSPECTUS AS OF MAY 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

      Money Market Fund                                                             2
      Prime Obligation Fund                                                         5
      Government Fund                                                               8
      Government II Fund                                                           11
      Treasury Fund                                                                14
      Treasury II Fund                                                             17
      More Information About Fund Investments                                      20
      More Information About Risk                                                  20
      Investment Adviser and Sub-Adviser                                           21
      Purchasing and Selling Fund Shares                                           22
      Dividends, Distributions and Taxes                                           25
      Financial Highlights                                                         26
      How to Obtain More Information About SEI Daily Income Trust          Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996   4.92%
1997   5.11%
1998   5.03%
1999   4.61%
2000   5.90%
2001   3.58%
2002   1.15%
2003   0.57%

BEST QUARTER:  1.53% (09/30/00)

WORST QUARTER: 0.12% (09/30/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Money Market Fund                                   0.57%       3.14%         3.96%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.85%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.87%*
=====================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Money Market Fund -- Class C Shares                                              0.68%
-------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Money Market Fund -- Class C Shares    $   89      $   278      $   482      $  1,073
-------------------------------------------------------------------------------------

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of
                                 liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997   5.04%
1998   5.00%
1999   4.66%
2000   5.89%
2001   3.57%
2002   1.12%
2003   0.54%


BEST QUARTER:  1.51% (12/31/00)

WORST QUARTER: 0.11% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Prime Obligation Fund                               0.54%       3.14%         3.78%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.71%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.73%
-------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                           0.03%
=====================================================================================
   Net Expenses                                                                  0.70%*
=====================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Prime Obligation Fund -- Class C
Shares                                 $   72      $   230      $   403      $    904
-------------------------------------------------------------------------------------

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in U.S.
                                 Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1998   4.92%
1999   4.54%
2000   5.78%
2001   3.53%
2002   1.07%
2003   0.51%

BEST QUARTER:  1.49% (09/30/00)

WORST QUARTER: 0.10% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.10%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Government Fund                                     0.51%       3.07%         3.50%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.76%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.78%
-------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                           0.03%
=====================================================================================
   Net Expenses                                                                  0.75%*
=====================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.

In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:


Government Fund -- Class C Shares                                                0.70%
-------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Government Fund -- Class C Shares      $   77      $   246      $   430      $    963
-------------------------------------------------------------------------------------

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of
                                 liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in U.S.
                                 Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997   4.91%
1998   4.85%
1999   4.48%
2000   5.72%
2001   3.50%
2002   1.05%
2003   0.48%


BEST QUARTER:  1.48% (12/31/00)

WORST QUARTER: 0.10% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.09%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Government II Fund                                  0.48%       3.03%         3.57%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.70%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.72%
-------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                           0.02%
=====================================================================================
   Net Expenses                                                                  0.70%*
=====================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Government II Fund -- Class C Shares   $   72      $   228      $   399      $    893
-------------------------------------------------------------------------------------

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of
                                 liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in U.S.
                                 Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996   4.81%
1997   4.94%
1998   4.83%
1999   4.36%
2000   5.65%
2001   3.34%
2002   1.05%
2003   0.48%

BEST QUARTER:  1.47% (12/31/00)

WORST QUARTER: 0.09% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.08%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Treasury Fund                                       0.48%       2.96%         3.75%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is July 27, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.76%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.78%
-------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                           0.08%
=====================================================================================
   Net Expenses                                                                  0.70%*
=====================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Treasury Fund -- Class C Shares        $   72      $   241      $   425      $    959
-------------------------------------------------------------------------------------

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high degree of
                                 liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide liquidity,
                                 diversification and a competitive yield by investing in U.S.
                                 Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996   4.57%
1997   4.65%
1998   4.41%
1999   4.02%
2000   5.27%
2001   3.19%
2002   0.96%
2003   0.33%


BEST QUARTER:  1.39% (12/31/00)

WORST QUARTER: 0.06% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.06%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                                SINCE
CLASS C SHARES                                     1 YEAR      5 YEARS      INCEPTION
-------------------------------------------------------------------------------------
Treasury II Fund                                    0.33%       2.74%         3.53%*
-------------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                   CLASS C SHARES
-------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.02%
-------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                        None
-------------------------------------------------------------------------------------
Other Expenses                                                                   0.76%
=====================================================================================
   Total Annual Fund Operating Expenses                                          0.78%
-------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                           0.03%
=====================================================================================
   Net Expenses                                                                  0.75%*
=====================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.75%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------
Treasury II Fund -- Class C Shares     $   77      $   246      $   430      $    963
-------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                           NET
                                         REALIZED
                                            AND
                                        UNREALIZED                             DISTRIBUTIONS                    NET
               NET ASSET                  GAINS                    DIVIDENDS       FROM            TOTAL       ASSET
                 VALUE,        NET       (LOSSES)      TOTAL       FROM NET      REALIZED        DIVIDENDS     VALUE,
               BEGINNING   INVESTMENT       ON         FROM       INVESTMENT      CAPITAL           AND        END OF
               OF PERIOD     INCOME     SECURITIES   OPERATIONS    INCOME          GAINS       DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $ 0.01(1)     $ --(1)      $ 0.01      $ (0.01)        $  --          $ (0.01)     $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01        (0.01)           --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03        (0.03)           --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.06          --           0.06        (0.06)           --            (0.06)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.05          --           0.05        (0.05)           --            (0.05)       1.00
---------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $ 0.01(1)     $ --(1)      $ 0.01      $ (0.01)        $  --          $ (0.01)     $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01        (0.01)           --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03        (0.03)           --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.06          --           0.06        (0.06)           --            (0.06)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.05          --           0.05        (0.05)           --            (0.05)       1.00
---------------------------------------------------------------------------------------------------------------------

                                                                   RATIO OF
                                         RATIO OF     RATIO OF     EXPENSES
                                         EXPENSES       NET       TO AVERAGE
                           NET ASSETS       TO       INVESTMENT      NET
                             END OF       AVERAGE     INCOME TO     ASSETS
                 TOTAL       PERIOD         NET       AVERAGE     (EXCLUDING
                RETURN+   ($THOUSANDS)    ASSETS     NET ASSETS    WAIVERS)
----------------------------------------------------------------------------
MONEY MARKET FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004           0.54%     $  200,467      0.68%        0.55%        0.87%
----------------------------------------------------------------------------
  2003           1.11         307,236      0.68         1.10         0.88
----------------------------------------------------------------------------
  2002           3.19         407,312      0.68         3.02         0.88
----------------------------------------------------------------------------
  2001           5.96         307,545      0.68         5.84         0.89
----------------------------------------------------------------------------
  2000           4.66         179,565      0.68         4.61         0.91
----------------------------------------------------------------------------
PRIME OBLIGATION FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004           0.52%     $  864,829      0.70%        0.52%        0.73%
----------------------------------------------------------------------------
  2003           1.07         929,285      0.70         1.07         0.73
----------------------------------------------------------------------------
  2002           3.18         946,967      0.70         3.07         0.73
----------------------------------------------------------------------------
  2001           5.93         809,989      0.70         5.81         0.74
----------------------------------------------------------------------------
  2000           4.72         501,789      0.70         4.68         0.74
----------------------------------------------------------------------------

                                           NET
                                         REALIZED
                                            AND
                                        UNREALIZED                             DISTRIBUTIONS                    NET
               NET ASSET                  GAINS                    DIVIDENDS      FROM            TOTAL        ASSET
                 VALUE,        NET       (LOSSES)      TOTAL       FROM NET      REALIZED        DIVIDENDS     VALUE,
               BEGINNING   INVESTMENT       ON         FROM       INVESTMENT      CAPITAL           AND        END OF
               OF PERIOD     INCOME     SECURITIES   OPERATIONS    INCOME          GAINS       DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $   --(1)     $ --(1)      $   --     $    --(2)       $  --         $     --(2)   $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01       (0.01)            --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03       (0.03)            --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.06          --           0.06       (0.06)            --            (0.06)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.05          --           0.05       (0.05)            --            (0.05)       1.00
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $   --(1)     $ --(1)      $   --     $    --(2)       $  --         $     --(2)   $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01       (0.01)            --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03       (0.03)            --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.06          --           0.06       (0.06)            --            (0.06)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.04          --           0.04       (0.04)            --            (0.04)       1.00
---------------------------------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $   --(1)     $ --(1)      $   --     $    --(2)       $  --         $     --(2)   $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01       (0.01)            --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03       (0.03)            --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.06          --           0.06       (0.06)            --            (0.06)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.04          --           0.04       (0.04)            --            (0.04)       1.00
---------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
  2004          $ 1.00      $ --(1)       $ --(1)      $   --      $   --(2)       $  --         $     --(2)   $ 1.00
---------------------------------------------------------------------------------------------------------------------
  2003            1.00        0.01          --           0.01       (0.01)            --            (0.01)       1.00
---------------------------------------------------------------------------------------------------------------------
  2002            1.00        0.03          --           0.03       (0.03)            --            (0.03)       1.00
---------------------------------------------------------------------------------------------------------------------
  2001            1.00        0.05          --           0.05       (0.05)            --            (0.05)       1.00
---------------------------------------------------------------------------------------------------------------------
  2000            1.00        0.04          --           0.04       (0.04)            --            (0.04)       1.00
---------------------------------------------------------------------------------------------------------------------

                                                                   RATIO OF
                                         RATIO OF     RATIO OF     EXPENSES
                                         EXPENSES       NET       TO AVERAGE
                           NET ASSETS       TO       INVESTMENT      NET
                             END OF       AVERAGE     INCOME TO     ASSETS
                 TOTAL       PERIOD         NET       AVERAGE     (EXCLUDING
                RETURN+    ($THOUSANDS)   ASSETS     NET ASSETS    WAIVERS)
----------------------------------------------------------------------------
GOVERNMENT FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004            0.49%    $  105,763      0.70%        0.50%        0.78%
----------------------------------------------------------------------------
  2003            1.02        138,864      0.70         1.02         0.78
----------------------------------------------------------------------------
  2002            3.13        151,256      0.70         2.90         0.78
----------------------------------------------------------------------------
  2001            5.84        104,452      0.70         5.73         0.79
----------------------------------------------------------------------------
  2000            4.60         60,328      0.70         4.53         0.80
----------------------------------------------------------------------------
GOVERNMENT II FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004            0.46%    $   46,853      0.70%        0.46%        0.72%
----------------------------------------------------------------------------
  2003            1.00         54,860      0.70         1.00         0.73
----------------------------------------------------------------------------
  2002            3.11         80,415      0.70         2.84         0.73
----------------------------------------------------------------------------
  2001            5.78         56,011      0.70         5.67         0.74
----------------------------------------------------------------------------
  2000            4.53         44,019      0.70         4.40         0.74
----------------------------------------------------------------------------
TREASURY FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004            0.46%    $  109,647      0.70%        0.45%        0.78%
----------------------------------------------------------------------------
  2003            1.01        103,015      0.70         0.98         0.79
----------------------------------------------------------------------------
  2002            2.97         97,755      0.70         2.86         0.78
----------------------------------------------------------------------------
  2001            5.71         99,816      0.70         5.56         0.80
----------------------------------------------------------------------------
  2000            4.41        115,471      0.70         4.34         0.81
----------------------------------------------------------------------------
TREASURY II FUND
----------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------
  2004            0.31%    $   58,424      0.75%        0.30%        0.78%
----------------------------------------------------------------------------
  2003            0.91         92,554      0.75         0.90         0.78
----------------------------------------------------------------------------
  2002            2.84        109,581      0.75         2.71         0.78
----------------------------------------------------------------------------
  2001            5.33         90,640      0.75         5.30         0.79
----------------------------------------------------------------------------
  2000            4.08         34,405      0.75         4.06         0.79
----------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.

(2) Amount represents less than $0.01 per share.

NOTES:

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:    Call 1-800-DIAL-SEI

By Mail:         Write to the Funds at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-038 (5/04)

[SMITH BARNEY CORPORATE TRUST COMPANY LOGO]


PROSPECTUS AS OF MAY 31, 2004


SHORT-TERM INVESTMENT FUNDS

MONEY MARKET FUND
PRIME OBLIGATION FUND

CLASS C


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Money Market and Prime Obligation Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

    Money Market Fund                                                          2
    Prime Obligation Fund                                                      5
    More Information About Fund Investments                                    8
    More Information About Risk                                                8
    Investment Adviser and Sub-Adviser                                         9
    Purchasing and Selling Fund Shares                                        10
    Dividends, Distributions and Taxes                                        13
    Financial Highlights                                                      14
    How to Obtain More Information About SEI Daily Income Trust       Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high
                                 degree of liquidity while providing current income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide
                                 liquidity, diversification and a competitive
                                 yield by investing in high quality, short-term
                                 money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for eight years. The performance information shown is based on full calendar years.*

[CHART]

1996        4.92%
1997        5.11%
1998        5.03%
1999        4.61%
2000        5.90%
2001        3.58%
2002        1.15%
2003        0.57%

BEST QUARTER: 1.53% (09/30/00)

WORST QUARTER: 0.12% (09/30/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                          SINCE
CLASS C SHARES                                1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Money Market Fund                              0.57%        3.14%         3.96%*
--------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is May 17, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS C SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                               0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              None
--------------------------------------------------------------------------------
Other Expenses                                                         0.85%
================================================================================
   Total Annual Fund Operating Expenses                                0.87%*
================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Money Market Fund -- Class C Shares                                    0.68%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------
Money Market Fund -- Class C Shares            $   89     $  278     $  482    $ 1,073
---------------------------------------------------------------------------------------

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                    Preserve principal value and maintain a high
                                    degree of liquidity while providing current income

SHARE PRICE VOLATILITY:             Very low

PRINCIPAL INVESTMENT STRATEGY:      The Fund is professionally managed to provide
                                    liquidity, diversification and a competitive
                                    yield by investing in high quality, short-term
                                    money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997        5.04%
1998        5.00%
1999        4.66%
2000        5.89%
2001        3.57%
2002        1.12%
2003        0.54%

BEST QUARTER: 1.51% (12/31/00)

WORST QUARTER: 0.11% (12/31/03)

* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS C SHARES                                1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund                          0.54%        3.14%         3.78%*
--------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS C SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.71%
================================================================================
   Total Annual Fund Operating Expenses                                     0.73%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                      0.03%
================================================================================
   Net Expenses                                                             0.70%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------
Prime Obligation Fund -- Class C Shares        $   72     $  230       $  403       $  904
------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Money Market Fund and the Prime Obligation Fund calculate their NAV once each Business Day as of 4:30 p.m. Eastern time and as of 5:00 p.m. Eastern time, respectively (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class C Shares.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                       NET
                                                    REALIZED
                                                       AND
                                                   UNREALIZED                                DISTRIBUTIONS
                        NET ASSET                     GAINS                    DIVIDENDS         FROM             TOTAL
                          VALUE,         NET        (LOSSES)        TOTAL       FROM NET       REALIZED         DIVIDENDS
                        BEGINNING    INVESTMENT        ON           FROM       INVESTMENT      CAPITAL            AND
                        OF PERIOD      INCOME      SECURITIES    OPERATIONS      INCOME         GAINS         DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
  2004                  $    1.00    $     0.01(1) $       --(1) $     0.01    $    (0.01)   $          --    $       (0.01)
---------------------------------------------------------------------------------------------------------------------------
  2003                       1.00          0.01            --          0.01         (0.01)              --            (0.01)
---------------------------------------------------------------------------------------------------------------------------
  2002                       1.00          0.03            --          0.03         (0.03)              --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  2001                       1.00          0.06            --          0.06         (0.06)              --            (0.06)
---------------------------------------------------------------------------------------------------------------------------
  2000                       1.00          0.05            --          0.05         (0.05)              --            (0.05)
---------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
  2004                  $     1.00   $     0.01(1) $       --(1) $     0.01    $    (0.01)   $          --    $       (0.01)
---------------------------------------------------------------------------------------------------------------------------
  2003                        1.00         0.01            --          0.01         (0.01)              --            (0.01)
---------------------------------------------------------------------------------------------------------------------------
  2002                        1.00         0.03            --          0.03         (0.03)              --            (0.03)
---------------------------------------------------------------------------------------------------------------------------
  2001                        1.00         0.06            --          0.06         (0.06)              --            (0.06)
---------------------------------------------------------------------------------------------------------------------------
  2000                        1.00         0.05            --          0.05         (0.05)              --            (0.05)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      RATIO OF
                                                                       RATIO OF       RATIO OF        EXPENSES
                           NET                                         EXPENSES         NET          TO AVERAGE
                          ASSET                       NET ASSETS         TO          INVESTMENT          NET
                          VALUE,                        END OF         AVERAGE       INCOME TO         ASSETS
                          END OF         TOTAL          PERIOD           NET           AVERAGE       (EXCLUDING
                          PERIOD        RETURN+      ($THOUSANDS)      ASSETS        NET ASSETS        WAIVERS)
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
  2004                  $     1.00           0.54%   $    200,467           0.68%           0.55%            0.87%
-----------------------------------------------------------------------------------------------------------------
  2003                        1.00           1.11         307,236           0.68            1.10             0.88
-----------------------------------------------------------------------------------------------------------------
  2002                        1.00           3.19         407,312           0.68            3.02             0.88
-----------------------------------------------------------------------------------------------------------------
  2001                        1.00           5.96         307,545           0.68            5.84             0.89
-----------------------------------------------------------------------------------------------------------------
  2000                        1.00           4.66         179,565           0.68            4.61             0.91
-----------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
-----------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------
  2004                  $     1.00           0.52%   $    864,829           0.70%           0.52%            0.73%
-----------------------------------------------------------------------------------------------------------------
  2003                        1.00           1.07         929,285           0.70            1.07             0.73
-----------------------------------------------------------------------------------------------------------------
  2002                        1.00           3.18         946,967           0.70            3.07             0.73
-----------------------------------------------------------------------------------------------------------------
  2001                        1.00           5.93         809,989           0.70            5.81             0.74
-----------------------------------------------------------------------------------------------------------------
  2000                        1.00           4.72         501,789           0.70            4.68             0.74
-----------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.

NOTES:

[SMITH BARNEY CORPORATE TRUST COMPANY LOGO]

These Short-Term Investment Funds ("Funds") are portfolios of the SEI Daily Income Trust and are offered in conjunction with Smith Barney Corporate Trust Company to afford a convenient range of investment choices to investors.

The SAI dated May 31, 2004, includes detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You can obtain a free copy of the Funds' SAI and/or free copies of the Funds' most recent annual or semi-annual report by calling 1-800-342-5734. You may also call 1-800-342-5734 to request other information about the Funds or to make shareholder inquires.

Information about the Funds (SAI, annual and semi-annual reports) can be reviewed and copied from the EDGAR Database on the SEC's website ("http://www.sec.gov") or at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3451.

The Funds are not FDIC insured, maintain no bank guarantee, and may lose value.

Smith Barney Corporate Trust Company is an affiliate of Citigroup Global Markets, Inc. Smith Barney is a division of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world. Citigroup Global Markets Inc. is a member of the Securities Investor Protection Corporation (SIPC).

SEI INVESTMENTS


SEI DAILY INCOME TRUST

PRIME OBLIGATION FUND

CLASS C

PROSPECTUS AS OF
MAY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class C Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

    Principal Investment Strategies and Risks,
      Performance Information and Expenses                                    2
    More Information About Fund Investments                                   5
    More Information About Risk                                               5
    Investment Adviser and Sub-Adviser                                        6
    Purchasing and Selling Fund Shares                                        7
    Dividends, Distributions and Taxes                                       10
    Financial Highlights                                                     11
    How to Obtain More Information About SEI Daily Income Trust      Back Cover

RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                  Preserve principal value and maintain a
                                  high degree of liquidity while providing current income

SHARE PRICE VOLATILITY:           Very low

PRINCIPAL INVESTMENT STRATEGY:    The Fund is professionally managed to provide
                                  liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds), that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class C Shares from year to year for seven years. The performance information shown is based on full calendar years.*

[CHART]

1997         5.04%
1998         5.00%
1999         4.66%
2000         5.89%
2001         3.57%
2002         1.12%
2003         0.54%

BEST QUARTER:  1.51% (12/31/00)

WORST QUARTER: 0.11% (12/31/03)


* The Fund's Class C total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class C Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS C SHARES                                1 YEAR      5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund                          0.54%        3.14%         3.78%*
--------------------------------------------------------------------------------

* The inception date for Class C Shares of the Fund is April 30, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                            CLASS C SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses                                                            0.71%
================================================================================
   Total Annual Fund Operating Expenses                                   0.73%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                    0.03%
================================================================================
   Net Expenses                                                           0.70%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.70%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                            1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
Prime Obligation Fund -- Class C Shares       $ 72     $ 230     $ 403    $  904
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, the Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to the Fund. A team of investment professionals at BACAP LLC manages the assets of the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 5:00 p.m. Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class C Shares.

For Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through January 31, 2002 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                         NET
                                                       REALIZED
                                                         AND
                                                      UNREALIZED                                  DISTRIBUTIONS
                          NET ASSET                     GAINS                       DIVIDENDS         FROM             TOTAL
                            VALUE,        NET          (LOSSES)        TOTAL        FROM NET        REALIZED         DIVIDENDS
                          BEGINNING    INVESTMENT        ON            FROM        INVESTMENT        CAPITAL           AND
                          OF PERIOD     INCOME        SECURITIES    OPERATIONS       INCOME           GAINS        DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------------------
  2004                    $    1.00    $     0.01(1)  $       --(1) $     0.01    $      (0.01)   $          --    $       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  2003                         1.00          0.01             --          0.01           (0.01)              --            (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  2002                         1.00          0.03             --          0.03           (0.03)              --            (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  2001                         1.00          0.06             --          0.06           (0.06)              --            (0.06)
--------------------------------------------------------------------------------------------------------------------------------
  2000                         1.00          0.05             --          0.05           (0.05)              --            (0.05)
--------------------------------------------------------------------------------------------------------------------------------

                                                                             RATIO OF           RATIO OF          RATIO OF
                               NET                                           EXPENSES              NET            EXPENSES
                              ASSET                        NET ASSETS           TO             INVESTMENT        TO AVERAGE
                              VALUE,                         END OF          AVERAGE           INCOME TO         NET ASSETS
                             END OF           TOTAL          PERIOD            NET              AVERAGE          (EXCLUDING
                             PERIOD          RETURN+      ($THOUSANDS)        ASSETS           NET ASSETS          WAIVERS)
------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------
  2004                    $        1.00           0.52%   $    864,829              0.70%              0.52%              0.73%
------------------------------------------------------------------------------------------------------------------------------
  2003                             1.00           1.07         929,285              0.70               1.07               0.73
------------------------------------------------------------------------------------------------------------------------------
  2002                             1.00           3.18         946,967              0.70               3.07               0.73
------------------------------------------------------------------------------------------------------------------------------
  2001                             1.00           5.93         809,989              0.70               5.81               0.74
------------------------------------------------------------------------------------------------------------------------------
  2000                             1.00           4.72         501,789              0.70               4.68               0.74
------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.

NOTES:

SEI INVESTMENTS


More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:     Call 1-8OO-DIAL-SEI

By Mail:          Write to the Fund at:
                  1 Freedom Valley Drive
                  Oaks, PA 19456

By Internet:      http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-052 (5/04)

SEI INVESTMENTS


SEI DAILY INCOME TRUST

MONEY MARKET FUND

PRIME OBLIGATION FUND

GOVERNMENT FUND

GOVERNMENT II FUND

TREASURY FUND

TREASURY II FUND

SWEEP CLASS

PROSPECTUS AS OF MAY 31, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Sweep Class Shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

   Money Market Fund                                                       2
   Prime Obligation Fund                                                   5
   Government Fund                                                         8
   Government II Fund                                                     11
   Treasury Fund                                                          14
   Treasury II Fund                                                       17
   More Information About Fund Investments                                20
   More Information About Risk                                            20
   Investment Adviser and Sub-Adviser                                     21
   Purchasing and Selling Fund Shares                                     22
   Dividends, Distributions and Taxes                                     25
   Financial Highlights                                                   26
   How to Obtain More Information About SEI Daily Income Trust    Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

The Government Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for five years. The performance information shown is based on full calendar years.*

[CHART]

1999    4.35%
2000    5.64%
2001    3.32%
2002    0.90%
2003    0.31%

BEST QUARTER:  1.46% (09/30/00)

WORST QUARTER: 0.05% (09/30/03)

* The Fund's Sweep Class total return from January 1, 2004 to March 31, 2004 was 0.05%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2003.


                                                                           SINCE
SWEEP CLASS SHARES                           1 YEAR       5 YEARS      INCEPTION
--------------------------------------------------------------------------------
Money Market Fund                             0.31%         2.88%           3.04%*
--------------------------------------------------------------------------------

* The inception date for Sweep Class Shares of the Fund is July 15, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                         SWEEP CLASS SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.02%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  0.50%
-------------------------------------------------------------------------------
Other Expenses                                                             0.60%
===============================================================================
   Total Annual Fund Operating Expenses                                    1.12%*
===============================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Money Market Fund -- Sweep Class Shares                                    0.93%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR     3 YEARS      5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------
Money Market Fund-- Sweep Class Shares              $ 114       $ 356        $ 617        $ 1,363
-------------------------------------------------------------------------------------------------

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:               Preserve principal value and maintain a high
                               degree of liquidity while providing current income

SHARE PRICE VOLATILITY:        Very low

PRINCIPAL INVESTMENT STRATEGY: The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for five years. The performance information shown is based on full calendar years.*

[CHART]

1999      4.40%
2000      5.63%
2001      3.31%
2002      0.87%
2003      0.29%

BEST QUARTER:  1.45% (12/31/00)

WORST QUARTER: 0.05% (12/31/03)

* The Fund's Sweep Class total return from January 1, 2004 to March 31, 2004 was 0.04%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2003.


                                                                           SINCE
SWEEP CLASS SHARES                          1 YEAR       5 YEARS       INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund                        0.29%         2.88%            3.08%*
--------------------------------------------------------------------------------

* The inception date for Sweep Class Shares of the Fund is May 18, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                          SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses                                                              0.46%
================================================================================
   Total Annual Fund Operating Expenses                                     0.98%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Prime Obligation Fund -- Sweep Class Shares                                0.95%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                     1 YEAR       3 YEARS      5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------
Prime Obligation Fund -- Sweep Class Shares           $ 100        $ 312        $ 542         $ 1,201
-----------------------------------------------------------------------------------------------------

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for five years. The performance information shown is based on full calendar years.*

[CHART]

1999    4.28%
2000    5.52%
2001    3.27%
2002    0.82%
2003    0.27%

BEST QUARTER:  1.43% (09/30/00)

WORST QUARTER: 0.04% (12/31/03)

* The Fund's Sweep Class total return from January 1, 2004 to March 31, 2004 was 0.04%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2003.


                                                                           SINCE
SWEEP CLASS SHARES                            1 YEAR       5 YEARS     INCEPTION
--------------------------------------------------------------------------------
Government Fund                                0.27%         2.81%          2.99%*
--------------------------------------------------------------------------------

* The inception date for Sweep Class Shares of the Fund is June 4, 1998.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                          SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     1.03%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Government Fund -- Sweep Class Shares                                      0.95%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
Government Fund -- Sweep Class Shares             $ 105        $ 328        $ 569       $ 1,259
-----------------------------------------------------------------------------------------------

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

As of May 31, 2004, Sweep Class Shares of the Fund had not commenced operations, and did not have a performance history. Since Sweep Class Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994    4.16%
1995    5.87%
1996    5.30%
1997    5.44%
1998    5.38%
1999    5.00%
2000    6.25%
2001    4.01%
2002    1.55%
2003    0.98%

BEST QUARTER:  1.61% (12/31/00)

WORST QUARTER: 0.22% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.21%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                          SINCE
CLASS A SHARES                  1 YEAR      5 YEARS      10 YEARS     INCEPTION
--------------------------------------------------------------------------------
Government II Fund               0.98%        3.54%         4.38%           5.23%*
--------------------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is December 9, 1985. As of May 31, 2004, Sweep Class Shares had not commenced operations.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                          SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses                                                              0.45%*
================================================================================
   Total Annual Fund Operating Expenses                                     0.97%**
================================================================================

* Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Government II Fund -- Sweep Class Shares                                   0.95%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------
Government II Fund -- Sweep Class Shares         $ 99        $ 309        $ 536       $ 1,190
---------------------------------------------------------------------------------------------

TREASURY FUND

FUND SUMMARY

INVESTMENT GOAL:               Preserve principal value and maintain a high
                               degree of liquidity while providing current income

SHARE PRICE VOLATILITY:        Very low

PRINCIPAL INVESTMENT STRATEGY: The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Sweep Class Shares from year to year for six years. The performance information shown is based on full calendar years.*

[CHART]

1998    4.57%
1999    4.10%
2000    5.39%
2001    3.08%
2002    0.79%
2003    0.25%

BEST QUARTER:  1.41% (12/31/00)

WORST QUARTER: 0.04% (12/31/03)

* The Fund's Sweep Class total return from January 1, 2004 to March 31, 2004 was 0.04%.

This table shows the Fund's average annual total returns for Sweep Class Shares for the periods ended December 31, 2003.


                                                                          SINCE
SWEEP CLASS SHARES                             1 YEAR       5 YEARS    INCEPTION
--------------------------------------------------------------------------------
Treasury Fund                                    0.25%         2.71%        3.13%*
--------------------------------------------------------------------------------

* The inception date for Sweep Class Shares of the Fund is August 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                          SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%
================================================================================
   Total Annual Fund Operating Expenses                                     1.03%*
================================================================================


* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Treasury Fund -- Sweep Class Shares                                        0.95%
-------------------------------------------------------------------------------

In addition, during a portion of the Fund's most recent fiscal year, the Fund's distributor voluntarily waived and/or reimbursed expenses in the amount of 0.03% in excess of the fee waiver and/or reimbursement commitment described above to keep the Fund's yield at a particular level.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Treasury Fund -- Sweep Class Shares         $ 105        $ 328        $ 569       $ 1,259
-----------------------------------------------------------------------------------------

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL:               Preserve principal value and maintain a high
                               degree of liquidity while providing current income

SHARE PRICE VOLATILITY:        Very low

PRINCIPAL INVESTMENT STRATEGY: The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

As of May 31, 2004, Sweep Class Shares of the Fund had not commenced operations, and did not have a performance history. Since Sweep Class Shares are invested in the same portfolio of securities, returns for Sweep Class Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

[CHART]

1994    3.94%
1995    5.62%
1996    5.09%
1997    5.17%
1998    4.93%
1999    4.54%
2000    5.80%
2001    3.71%
2002    1.47%
2003    0.84%

BEST QUARTER:  1.52% (12/31/00)

WORST QUARTER: 0.19% (12/31/03)

* The Fund's Class A total return from January 1, 2004 to March 31, 2004 was 0.18%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS A SHARES                    1 YEAR      5 YEARS      10 YEARS    INCEPTION
--------------------------------------------------------------------------------
Treasury II Fund                   0.84%        3.26%         4.10%         4.45%*
--------------------------------------------------------------------------------


* The inception date for Class A Shares of the Fund is July 28, 1989. As of May 31, 2004, Sweep Class Shares had not commenced operations.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                          SWEEP CLASS SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   0.50%
--------------------------------------------------------------------------------
Other Expenses                                                              0.51%*
================================================================================
   Total Annual Fund Operating Expenses                                     1.03%**
================================================================================

* Other Expenses are based on estimated amounts for the current fiscal year.

** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Fund's administrator is waiving a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses are expected to be as follows:

Treasury II Fund -- Sweep Class Shares                                     1.00%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------
Treasury II Fund -- Sweep Class Shares           $ 105        $ 328        $ 569       $ 1,259
----------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer Sweep Class Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Sweep Class Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund calculates its NAV as of 2:00 p.m. Eastern Time; the Treasury II Fund calculates its NAV as of 2:30 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Sweep Class Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

SIDCo. receives compensation, pursuant to a Rule 12b-1 Plan, for distributing the Funds' Sweep Class Shares. The distribution fee for Sweep Class Shares, as a percentage of average daily net assets, may be up to 0.50%.

For Sweep Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Sweep Class Shares of the Money Market, Prime Obligation, Government and Treasury Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

The Sweep Class Shares of the Government II and Treasury II Funds did not have performance information as of January 31, 2004.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                            NET
                                                          REALIZED
                                                            AND
                                                         UNREALIZED                                    DISTRIBUTIONS
                            NET ASSET                      GAINS                         DIVIDENDS         FROM         TOTAL
                              VALUE,          NET         (LOSSES)          TOTAL        FROM NET        REALIZED     DIVIDENDS
                            BEGINNING     INVESTMENT         ON              FROM       INVESTMENT        CAPITAL        AND
                            OF PERIOD       INCOME       SECURITIES       OPERATIONS      INCOME           GAINS    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00         $  --(1)       $ --(1)         $  --         $   --(2)        $ --            $   --(2)
---------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.01            --             0.01          (0.01)            --             (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00          0.03            --             0.03          (0.03)            --             (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00          0.06            --             0.06          (0.06)            --             (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00          0.04            --             0.04          (0.04)            --             (0.04)
---------------------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
---------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00         $  --(1)       $ --(1)         $  --         $   --(2)        $ --            $   --(2)
---------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.01            --             0.01          (0.01)            --             (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00          0.03            --             0.03          (0.03)            --             (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00          0.06            --             0.06          (0.06)            --             (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00          0.04            --             0.04          (0.04)            --             (0.04)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                          RATIO OF      RATIO OF          EXPENSES
                                NET                                       EXPENSES         NET               TO
                               ASSET                     NET ASSETS          TO         INVESTMENT         AVERAGE
                              VALUE,                       END OF          AVERAGE      INCOME TO        NET ASSETS
                              END OF         TOTAL         PERIOD            NET         AVERAGE         (EXCLUDING
                              PERIOD        RETURN+     ($THOUSANDS)       ASSETS       NET ASSETS         WAIVERS)
-------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
-------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00          0.29%       $  87,791          0.93%        0.30%                1.12%
-------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.85          149,729          0.93         0.85                 1.13
-------------------------------------------------------------------------------------------------------------------
  2002                          1.00          2.93          177,857          0.93         2.92                 1.13
-------------------------------------------------------------------------------------------------------------------
  2001                          1.00          5.70          219,802          0.93         5.63                 1.14
-------------------------------------------------------------------------------------------------------------------
  2000                          1.00          4.40           26,342          0.93         4.44                 1.16
-------------------------------------------------------------------------------------------------------------------

PRIME OBLIGATION FUND
-------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
-------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00          0.27%       $  37,399          0.95%        0.28%                0.98%
-------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.82           56,968          0.95         0.83                 0.98
-------------------------------------------------------------------------------------------------------------------
  2002                          1.00          2.92           76,982          0.95         2.88                 0.98
-------------------------------------------------------------------------------------------------------------------
  2001                          1.00          5.67           68,954          0.95         5.61                 0.99
-------------------------------------------------------------------------------------------------------------------
  2000                          1.00          4.46           14,423          0.95         4.49                 0.99
-------------------------------------------------------------------------------------------------------------------

                                                            NET
                                                          REALIZED
                                                            AND
                                                         UNREALIZED                                  DISTRIBUTIONS
                            NET ASSET                      GAINS                         DIVIDENDS       FROM          TOTAL
                              VALUE,          NET         (LOSSES)          TOTAL        FROM NET      REALIZED      DIVIDENDS
                            BEGINNING     INVESTMENT         ON              FROM       INVESTMENT      CAPITAL         AND
                            OF PERIOD       INCOME       SECURITIES       OPERATIONS      INCOME         GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
--------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00         $  --(1)       $ --(1)         $  --         $   --(2)      $ --             $   --(2)
--------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.01            --             0.01          (0.01)          --              (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00          0.03            --             0.03          (0.03)          --              (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00          0.05            --             0.05          (0.05)          --              (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00          0.04            --             0.04          (0.04)          --              (0.04)
--------------------------------------------------------------------------------------------------------------------------------

TREASURY FUND
--------------------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
--------------------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00         $  --(1)       $ --(1)         $  --         $  --(2)       $ --             $   --(2)
--------------------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.01            --             0.01          (0.01)          --              (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  2002                          1.00          0.03            --             0.03          (0.03)          --              (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  2001                          1.00          0.05            --             0.05          (0.05)          --              (0.05)
--------------------------------------------------------------------------------------------------------------------------------
  2000                          1.00          0.04            --             0.04          (0.04)          --              (0.04)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                          RATIO OF
                                                                          RATIO OF      RATIO OF          EXPENSES
                                NET                                       EXPENSES         NET               TO
                               ASSET                     NET ASSETS          TO         INVESTMENT         AVERAGE
                              VALUE,                       END OF          AVERAGE      INCOME TO        NET ASSETS
                              END OF         TOTAL         PERIOD            NET         AVERAGE         (EXCLUDING
                              PERIOD        RETURN+     ($THOUSANDS)       ASSETS       NET ASSETS         WAIVERS)
-------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
-------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00          0.25%      $  46,254           0.95%         0.25%               1.03%
-------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.77          52,423           0.95          0.77                1.03
-------------------------------------------------------------------------------------------------------------------
  2002                          1.00          2.87          71,277           0.95          2.67                1.03
-------------------------------------------------------------------------------------------------------------------
  2001                          1.00          5.57          47,477           0.95          5.47                1.04
-------------------------------------------------------------------------------------------------------------------
  2000                          1.00          4.34          22,547           0.95          4.42                1.05
-------------------------------------------------------------------------------------------------------------------

TREASURY FUND
-------------------------------------------------------------------------------------------------------------------
SWEEP CLASS
-------------------------------------------------------------------------------------------------------------------
  2004                        $ 1.00          0.23%      $  95,679           0.92%         0.22%               1.03%
-------------------------------------------------------------------------------------------------------------------
  2003                          1.00          0.76         102,257           0.95          0.75                1.04
-------------------------------------------------------------------------------------------------------------------
  2002                          1.00          2.71         119,263           0.95          2.61                1.03
-------------------------------------------------------------------------------------------------------------------
  2001                          1.00          5.45         110,640           0.95          5.33                1.05
-------------------------------------------------------------------------------------------------------------------
  2000                          1.00          4.15          82,785           0.95          4.08                1.06
-------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.
(2) Amount represents less than $0.01 per share.

NOTES:

SEI INVESTMENTS


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:       Write to the Funds at:
               1 Freedom Valley Drive
               Oaks, PA 19456

By Internet:   http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-039 (5/04)

SEI INVESTMENTS


SEI DAILY INCOME TRUST

PRIME OBLIGATION FUND

CLASS H

PROSPECTUS AS OF
MAY 31, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class H Shares of the Prime Obligation Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

   Principal Investment Strategies and Risks,
     Performance Information and Expenses                                   2
   More Information About Fund Investments                                  5
   More Information About Risk                                              5
   Investment Adviser and Sub-Adviser                                       6
   Purchasing and Selling Fund Shares                                       7
   Dividends, Distributions and Taxes                                      10
   Financial Highlights                                                    11
   How to Obtain More Information About SEI Daily Income Trust     Back Cover

RISK/RETURN INFORMATION

The Prime Obligation Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                 Preserve principal value and maintain a high
                                 degree of liquidity while providing current
                                 income

SHARE PRICE VOLATILITY:          Very low

PRINCIPAL INVESTMENT STRATEGY:   The Fund is professionally managed to provide
                                 liquidity, diversification and a competitive
                                 yield by investing in high quality, short-term
                                 money market instruments

INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in:
(i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class H Shares from year to year for three years. The performance information shown is based on full calendar years.*

[CHART]

2001     3.64
2002     1.19
2003     0.61

BEST QUARTER:  1.32%  (03/31/01)

WORST QUARTER: 0.13%  (12/31/03)


* The Fund's Class H total return from January 1, 2004 to March 31, 2004 was 0.12%.

This table shows the Fund's average annual total returns for Class H Shares for the periods ended December 31, 2003.


                                                                           SINCE
CLASS H SHARES                                             1 YEAR      INCEPTION
--------------------------------------------------------------------------------
Prime Obligation Fund                                        0.61%        2.49%*
--------------------------------------------------------------------------------

* The inception date for Class H Shares of the Fund is June 9, 2000.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                              CLASS H SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                                    0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses                                                              0.64%
================================================================================
  Total Annual Fund Operating Expenses                                      0.66%*
================================================================================

* The Fund's total actual annual fund operating expenses for the most recent year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Prime Obligation Fund -- Class H Shares                                     0.63%
--------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Prime Obligation Fund -- Class H Shares    $   67   $   211   $   368    $   822
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, the Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to the Fund. A team of investment professionals at BACAP LLC manages the assets of the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class H Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class H Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 5:00 p.m. Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class H Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class H Shares.

For Class H Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%, and administrative service fees, as a percentage of average daily net assets, may be up to 0.18%.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class H Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through January 31, 2002 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                   NET
                                                 REALIZED
                                                   AND
                                                UNREALIZED                              DISTRIBUTIONS                     NET
                      NET ASSET                   GAINS                     DIVIDENDS        FROM          TOTAL         ASSET
                        VALUE,       NET         (LOSSES)        TOTAL      FROM NET      REALIZED       DIVIDENDS       VALUE,
                      BEGINNING   INVESTMENT       ON            FROM      INVESTMENT      CAPITAL          AND          END OF
                      OF PERIOD     INCOME      SECURITIES    OPERATIONS     INCOME         GAINS      DISTRIBUTIONS     PERIOD
--------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS H
--------------------------------------------------------------------------------------------------------------------------------
   2004               $    1.00   $     0.01(2) $       --(2) $     0.01   $    (0.01)    $      --     $    (0.01)    $    1.00
--------------------------------------------------------------------------------------------------------------------------------
   2003                    1.00         0.01            --          0.01        (0.01)           --          (0.01)         1.00
--------------------------------------------------------------------------------------------------------------------------------
   2002                    1.00         0.03            --          0.03        (0.03)           --          (0.03)         1.00
--------------------------------------------------------------------------------------------------------------------------------
   2001(1)                 1.00         0.04            --          0.04        (0.04)           --          (0.04)         1.00
--------------------------------------------------------------------------------------------------------------------------------

                                                                       RATIO OF
                                              RATIO OF    RATIO OF     EXPENSES
                                              EXPENSES      NET       TO AVERAGE
                                NET ASSETS       TO      INVESTMENT      NET
                                  END OF      AVERAGE    INCOME TO      ASSETS
                       TOTAL      PERIOD        NET       AVERAGE     (EXCLUDING
                      RETURN+  ($THOUSANDS)   ASSETS     NET ASSETS    WAIVERS)
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
CLASS H
--------------------------------------------------------------------------------
   2004               0.59%    $   36,023      0.63%       0.59%        0.66%
--------------------------------------------------------------------------------
   2003               1.15         44,327      0.63        1.13         0.66
--------------------------------------------------------------------------------
   2002               3.25         29,412      0.63        2.89         0.65
--------------------------------------------------------------------------------
   2001(1)            3.94          9,591      0.63        5.90         0.67
--------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Prime Obligation Fund Class H Shares were offered beginning June 9, 2000. All ratios for that period have been annualized.
(2) Per share calculations were performed using average shares.

NOTES:

SEI INVESTMENTS

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 31, 2004, includes more detailed information about the SEI Daily Income Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports typically list the Fund's holdings and contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:    Call 1-8OO-DIAL-SEI

By Mail:         Write to the Fund at:
                 1 Freedom Valley Drive
                 Oaks, PA 19456

By Internet:     http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Daily Income Trust, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Daily Income Trust's Investment Company Act registration number is 811-3451.

CMS-F-041 (5/04)

[GRAPHIC - SHIP]

PROSPECTUS

SEI DAILY INCOME TRUST

GOVERNMENT II MONEY MARKET FUND

TREASURY II MONEY MARKET FUND

INVESTMENT SERVICE SHARES

MAY 31, 2004

[GRAPHIC - COMPASS]

[EXPEDITION FUNDS(R) LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares and Class C Shares of the Government II and Treasury II Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

   Government II Fund                                                      2
   Treasury II Fund                                                        5
   More Information About Fund Investments                                 8
   More Information About Risk                                             8
   Investment Adviser and Sub-Adviser                                      9
   Purchasing and Selling Fund Shares                                     10
   Dividends, Distributions and Taxes                                     13
   Financial Highlights                                                   14
   How to Obtain More Information About SEI Daily Income Trust    Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GOVERNMENT II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance of Class B Shares and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*

[CHART]

1994    3.85%
1995    5.56%
1996    4.99%
1997    5.12%
1998    5.06%
1999    4.69%
2000    5.93%
2001    3.71%
2002    1.25%
2003    0.68%

BEST QUARTER:   1.53% (12/31/00)

WORST QUARTER:  0.15% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.14%.

This table shows the Fund's average annual total returns for Class B Shares and Class C Shares for the periods ended December 31, 2003.


                                                                                         SINCE
                                               1 YEAR      5 YEARS      10 YEARS     INCEPTION
----------------------------------------------------------------------------------------------
Government II Fund -- Class B Shares            0.68%        3.23%         4.07%       4.02%*
----------------------------------------------------------------------------------------------
Government II Fund -- Class C Shares            0.48%        3.03%          N/A        3.57%**
----------------------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is January 28, 1991. ** The inception date for Class C Shares of the Fund is November 27, 1996.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)             CLASS B SHARES   CLASS C SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                   0.02%            0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  None             None
--------------------------------------------------------------------------------
Other Expenses                                             0.50%            0.70%
================================================================================
   Total Annual Fund Operating Expenses                    0.52%            0.72%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                     0.02%            0.02%
================================================================================
   Net Expenses                                            0.50%*           0.70%*
================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.50% for Class B Shares and 0.70% for Class C Shares.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
Government II Fund -- Class B Shares         $   51      $   165      $   289       $   651
-------------------------------------------------------------------------------------------
Government II Fund -- Class C Shares         $   72      $   228      $   399       $   893
-------------------------------------------------------------------------------------------

TREASURY II FUND

FUND SUMMARY

INVESTMENT GOAL:                Preserve principal value and maintain a high
                                degree of liquidity while providing current income

SHARE PRICE VOLATILITY:         Very low

PRINCIPAL INVESTMENT STRATEGY:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for ten years. The performance of Class B Shares and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*

[CHART]

1994    3.63%
1995    5.31%
1996    4.78%
1997    4.86%
1998    4.62%
1999    4.23%
2000    5.49%
2001    3.40%
2002    1.17%
2003    0.53%

BEST QUARTER:   1.44% (12/31/00)

WORST QUARTER:  0.11% (12/31/03)

* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.11%.

This table shows the Fund's average annual total returns for Class B Shares and Class C Shares for the periods ended December 31, 2003.


                                                                                         SINCE
                                               1 YEAR      5 YEARS      10 YEARS     INCEPTION
----------------------------------------------------------------------------------------------
Treasury II Fund -- Class B Shares              0.53%        2.95%         3.79%       3.99%*
----------------------------------------------------------------------------------------------
Treasury II Fund -- Class C Shares              0.33%        2.74%          N/A        3.53%**
----------------------------------------------------------------------------------------------

* The inception date for Class B Shares of the Fund is February 15, 1990. ** The inception date for Class C Shares of the Fund is May 8, 1995.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)            CLASS B SHARES    CLASS C SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.02%             0.02%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                 None              None
--------------------------------------------------------------------------------
Other Expenses                                            0.56%             0.76%
================================================================================
   Total Annual Fund Operating Expenses                   0.58%             0.78%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                    0.03%             0.03%
================================================================================
   Net Expenses                                           0.55%*            0.75%*
================================================================================

* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55% for Class B Shares and 0.75% for Class C Shares.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
Treasury II Fund -- Class B Shares           $   56      $   183      $   321      $    723
-------------------------------------------------------------------------------------------
Treasury II Fund -- Class C Shares           $   77      $   246      $   430      $    963
-------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

Under normal circumstances, the Funds will invest at least 80% of their net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Funds are also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES THE FUNDS' ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, each Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The classes have different expenses and other characteristics. The Funds offer Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Government II Fund and the Treasury II Fund calculate their NAV once each Business Day as of 2:00 p.m. Eastern time and as of 2:30 p.m. Eastern time, respectively (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class B Shares or Class C Shares.

For Class B Shares and Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds declare dividends daily and distribute their income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds expect to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares and Class C Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through January 31, 2002 has been audited by the Funds' previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                     NET
                                                  REALIZED
                                                    AND
                                                 UNREALIZED                                         DISTRIBUTIONS
             NET ASSET                              GAINS                           DIVIDENDS            FROM            TOTAL
               VALUE,            NET              (LOSSES)           TOTAL          FROM NET          REALIZED        DIVIDENDS
             BEGINNING       INVESTMENT              ON              FROM          INVESTMENT          CAPITAL           AND
             OF PERIOD         INCOME            SECURITIES       OPERATIONS         INCOME             GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004     $       1.00     $       0.01(1)     $         --(1)  $       0.01     $      (0.01)     $         --     $      (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003             1.00             0.01                  --             0.01            (0.01)               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002             1.00             0.03                  --             0.03            (0.03)               --            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001             1.00             0.06                  --             0.06            (0.06)               --            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000             1.00             0.05                  --             0.05            (0.05)               --            (0.05)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  2004     $       1.00     $         --(1)     $         --(1)  $         --     $         --(2)   $         --     $         --(2)
------------------------------------------------------------------------------------------------------------------------------------
  2003             1.00             0.01                  --             0.01            (0.01)               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002             1.00             0.03                  --             0.03            (0.03)               --            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001             1.00             0.06                  --             0.06            (0.06)               --            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
  2000             1.00             0.04                  --             0.04            (0.04)               --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    RATIO OF
                                                                 RATIO OF         RATIO OF          EXPENSES
               NET                                               EXPENSES           NET            TO AVERAGE
              ASSET                           NET ASSETS            TO          INVESTMENT            NET
              VALUE,                            END OF            AVERAGE         INCOME TO          ASSETS
              END OF            TOTAL          PERIOD               NET            AVERAGE         (EXCLUDING
              PERIOD           RETURN+      ($THOUSANDS)          ASSETS         NET ASSETS          WAIVERS)
--------------------------------------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
  2004      $       1.00          0.66%     $    201,085             0.50%             0.66%             0.52%
--------------------------------------------------------------------------------------------------------------
  2003              1.00          1.20           174,496             0.50              1.19              0.53
--------------------------------------------------------------------------------------------------------------
  2002              1.00          3.32           164,741             0.50              3.21              0.53
--------------------------------------------------------------------------------------------------------------
  2001              1.00          5.99           140,408             0.50              5.88              0.54
--------------------------------------------------------------------------------------------------------------
  2000              1.00          4.74            82,771             0.50              4.65              0.54
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
  2004      $       1.00          0.46%     $     46,853             0.70%             0.46%             0.72%
--------------------------------------------------------------------------------------------------------------
  2003              1.00          1.00            54,860             0.70              1.00              0.73
--------------------------------------------------------------------------------------------------------------
  2002              1.00          3.11            80,415             0.70              2.84              0.73
--------------------------------------------------------------------------------------------------------------
  2001              1.00          5.78            56,011             0.70              5.67              0.74
--------------------------------------------------------------------------------------------------------------
  2000              1.00          4.53            44,019             0.70              4.40              0.74
--------------------------------------------------------------------------------------------------------------

                                                     NET
                                                  REALIZED
                                                     AND
                                                 UNREALIZED                                        DISTRIBUTIONS
             NET ASSET                              GAINS                           DIVIDENDS           FROM            TOTAL
               VALUE,            NET              (LOSSES)           TOTAL          FROM NET          REALIZED        DIVIDENDS
             BEGINNING       INVESTMENT              ON              FROM          INVESTMENT          CAPITAL           AND
             OF PERIOD         INCOME            SECURITIES       OPERATIONS         INCOME             GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
TREASURY II FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------------------
  2004     $       1.00     $       0.01(1)     $         --(1)  $       0.01     $      (0.01)     $         --     $      (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2003             1.00             0.01                  --             0.01            (0.01)               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002             1.00             0.03                  --             0.03            (0.03)               --            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001             1.00             0.05                  --             0.05            (0.05)               --            (0.05)
------------------------------------------------------------------------------------------------------------------------------------
  2000             1.00             0.04                  --             0.04            (0.04)               --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------------------
  2004     $       1.00     $         --(1)     $         --(1)  $         --     $         --(2)   $         --     $         --(2)
------------------------------------------------------------------------------------------------------------------------------------
  2003             1.00             0.01                  --             0.01            (0.01)               --            (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  2002             1.00             0.03                  --             0.03            (0.03)               --            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
  2001             1.00             0.05                  --             0.05            (0.05)               --            (0.05)
------------------------------------------------------------------------------------------------------------------------------------
  2000             1.00             0.04                  --             0.04            (0.04)               --            (0.04)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    RATIO OF
                                                                 RATIO OF         RATIO OF          EXPENSES
               NET                                               EXPENSES           NET            TO AVERAGE
              ASSET                           NET ASSETS            TO          INVESTMENT            NET
              VALUE,                            END OF            AVERAGE         INCOME TO          ASSETS
              END OF            TOTAL          PERIOD               NET            AVERAGE         (EXCLUDING
              PERIOD           RETURN+      ($THOUSANDS)          ASSETS         NET ASSETS          WAIVERS)
--------------------------------------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
  2004     $       1.00          0.51%     $    160,859             0.55%             0.51%             0.58%
--------------------------------------------------------------------------------------------------------------
  2003             1.00          1.12           210,421             0.55              1.08              0.58
--------------------------------------------------------------------------------------------------------------
  2002             1.00          3.05           133,310             0.55              2.94              0.58
--------------------------------------------------------------------------------------------------------------
  2001             1.00          5.55            98,111             0.55              5.40              0.59
--------------------------------------------------------------------------------------------------------------
  2000             1.00          4.30            75,755             0.55              4.23              0.59
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
  2004     $       1.00          0.31%     $     58,424             0.75%             0.30%             0.78%
--------------------------------------------------------------------------------------------------------------
  2003             1.00          0.91            92,554             0.75              0.90              0.78
--------------------------------------------------------------------------------------------------------------
  2002             1.00          2.84           109,581             0.75              2.71              0.78
--------------------------------------------------------------------------------------------------------------
  2001             1.00          5.33            90,640             0.75              5.30              0.79
--------------------------------------------------------------------------------------------------------------
  2000             1.00          4.08            34,405             0.75              4.06              0.79
--------------------------------------------------------------------------------------------------------------


Amounts designated as "--" are $0 or have been rounded to $0.


+ Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.
(2) Amount represents less than $0.01 per share.

NOTES:

NOTES:

NOTES:

NOTES:

NOTES:

GOVERNMENT II MONEY MARKET FUND
TREASURY II MONEY MARKET FUND

THESE FUNDS ARE OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE FUNDS' ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THE LAST FISCAL YEAR.

YOU CAN OBTAIN A FREE COPY OF THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND/OR FREE COPIES OF THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT BY CALLING 800-342-5734. YOU MAY ALSO CALL 800-342-5734 TO REQUEST OTHER INFORMATION ABOUT THE FUNDS OR TO MAKE SHAREHOLDER INQUIRIES.

THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THE PROSPECTUS BY REFERENCE. THIS MEANS THAT THE SAI, FOR LEGAL PURPOSES, IS PART OF THIS PROSPECTUS.

INFORMATION ABOUT THE FUNDS (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C., OR FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE (http://www.sec.gov). INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 1-202-942-8090. COPIES OF THIS INFORMATION MAY BE OBTAINED UPON PAYMENT OF A DUPLICATING FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION, UPON PAYMENT OF A DUPLICATING FEE, BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov.

THE TRUST'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-3451.

DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456

EXP-PS-02-0400

[GRAPHIC - SHIP]

PROSPECTUS

SEI DAILY INCOME TRUST

GOVERNMENT MONEY MARKET FUND

INVESTMENT SERVICE SHARES

MAY 31, 2004

[GRAPHIC - COMPASS]

[EXPEDITION FUNDS(R) LOGO]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS

SEI DAILY INCOME TRUST

ABOUT THIS PROSPECTUS

SEI Daily Income Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class B Shares and Class C Shares of the Government Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

       Principal Investment Strategies and Risks,
         Performance Information and Expenses                                     2
       More Information About Fund Investments                                    5
       More Information About Risk                                                5
       Investment Adviser and Sub-Adviser                                         6
       Purchasing and Selling Fund Shares                                         7
       Dividends, Distributions and Taxes                                        10
       Financial Highlights                                                      11
       How to Obtain More Information About SEI Daily Income Trust       Back Cover

RISK/RETURN INFORMATION

The Government Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.

The Fund invests only in securities that are eligible investments for federally chartered credit unions pursuant to the Federal Credit Union Act and rules and regulations of the National Credit Union Administration and as such is intended to qualify as an eligible investment for federally chartered credit unions.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

GOVERNMENT FUND

FUND SUMMARY

INVESTMENT GOAL:                    Preserve principal value and maintain a high
                                    degree of liquidity while providing current income

SHARE PRICE VOLATILITY:             Very low

PRINCIPAL INVESTMENT STRATEGY:      The Fund is professionally managed to
                                    provide liquidity, diversification and a competitive yield by investing in U.S.
                                    Government securities

INVESTMENT STRATEGY

Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class B Shares from year to year for eight years. The performance of Class B Shares and Class C Shares will differ due to differences in expenses. The performance information shown is based on full calendar years.*

[CHART]

1996         5.04
1997         5.18
1998         5.13
1999         4.75
2000         5.99
2001         3.73
2002         1.27
2003         0.71

BEST QUARTER:   1.54% (09/30/00)
WORST QUARTER:  0.15% (12/31/03)


* The Fund's Class B total return from January 1, 2004 to March 31, 2004 was 0.15%.

This table shows the Fund's average annual total returns for Class B Shares and Class C Shares for the periods ended December 31, 2003.


                                                                                     SINCE
                                                           1 YEAR      5 YEARS   INCEPTION
---------------------------------------------------------------------------------------------
Government Fund -- Class B Shares                            0.71%        3.27%       4.02%*

Government Fund -- Class C Shares                            0.51%        3.07%       3.50%**

* The inception date for Class B Shares of the Fund is August 22, 1995.

** The inception date for Class C Shares of the Fund is July 1, 1997.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                                            CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                  0.02%            0.02%
----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                 None             None
----------------------------------------------------------------------------------------------------------------
Other Expenses                                                                            0.56%            0.76%
================================================================================================================
   Total Annual Fund Operating Expenses                                                   0.58%            0.78%
----------------------------------------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements                                                    0.03%            0.03%
================================================================================================================
   Net Expenses                                                                           0.55%*           0.75%*
================================================================================================================


* The Fund's administrator has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.55% for Class B Shares and 0.75% for Class C Shares.

In addition, the Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's administrator waived a portion of its fees in order to keep total operating expenses at a specified level. The Fund's administrator may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:


Government Fund -- Class B Shares                                                                          0.50%
----------------------------------------------------------------------------------------------------------------
Government Fund -- Class C Shares                                                                          0.70%
----------------------------------------------------------------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution and Service of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
Government Fund -- Class B Shares                                    $   56      $   183      $   321      $    723
-------------------------------------------------------------------------------------------------------------------
Government Fund -- Class C Shares                                    $   77      $   246      $   430      $    963
-------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. These strategies are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the types of securities described in this prospectus. The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective.

MORE INFORMATION ABOUT RISK

The Fund is also subject to the following additional risks:

CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

EXTENSION RISK: The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector, or the bond market as a whole.

OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

PREPAYMENT RISK: The risk to a Government National Mortgage Association (GNMA) or other mortgage-backed security of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of GNMA securities, prepayments also reduce the future payments on such securities and may reduce their value.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) SERVES AS THE ADVISER OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of March 31, 2004, SIMC had approximately $60 billion in assets under management. For the fiscal year ended January 31, 2004, the Fund paid SIMC advisory fees of 0.02% of its average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to the Fund. A team of investment professionals at BACAP LLC manages the assets of the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The classes have different expenses and other characteristics. The Fund offers Class B Shares and Class C Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, the Fund may close early on Business Days that the Bond Market Association recommends the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class B Shares and Class C Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of 4:30 p.m. Eastern time (or as of the close of the Business Day, whichever time is earlier). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund must receive your purchase order in proper form and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary that you open your account through is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

If you hold Class B Shares and Class C Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after the Fund receives your request, but it may take up to three Business Days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION AND SERVICE OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class B Shares and Class C Shares.

For Class B Shares and Class C Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

For Class B Shares and Class C Shares, administrative service fees, as a percentage of average daily net assets, may be up to 0.05% and 0.25%, respectively.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class B Shares and Class C Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended January 31, 2004 and January 31, 2003 has been audited by Ernst & Young LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through January 31, 2002 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE PERIODS ENDED JANUARY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                              NET
                                            REALIZED
                                              AND
                                           UNREALIZED                           DISTRIBUTIONS                    NET
                  NET ASSET                  GAINS                  DIVIDENDS       FROM            TOTAL       ASSET
                    VALUE,        NET       (LOSSES)      TOTAL      FROM NET     REALIZED        DIVIDENDS     VALUE,
                  BEGINNING   INVESTMENT       ON         FROM      INVESTMENT     CAPITAL           AND        END OF    TOTAL
                  OF PERIOD     INCOME     SECURITIES   OPERATIONS    INCOME        GAINS       DISTRIBUTIONS   PERIOD   RETURN+
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------------
  2004             $ 1.00      $ 0.01(1)     $ --(1)     $ 0.01      $ (0.01)      $  --          $ (0.01)      $ 1.00     0.69%
---------------------------------------------------------------------------------------------------------------------------------
  2003               1.00        0.01          --          0.01        (0.01)         --            (0.01)        1.00     1.23
---------------------------------------------------------------------------------------------------------------------------------
  2002               1.00        0.03          --          0.03        (0.03)         --            (0.03)        1.00     3.33
---------------------------------------------------------------------------------------------------------------------------------
  2001               1.00        0.06          --          0.06        (0.06)         --            (0.06)        1.00     6.05
---------------------------------------------------------------------------------------------------------------------------------
  2000               1.00        0.05          --          0.05        (0.05)         --            (0.05)        1.00     4.81
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------------
  2004             $ 1.00      $   --(1)     $ --(1)     $   --      $    --(2)    $  --          $    --(2)      1.00     0.49%
---------------------------------------------------------------------------------------------------------------------------------
  2003               1.00        0.01          --          0.01        (0.01)         --            (0.01)        1.00     1.02
---------------------------------------------------------------------------------------------------------------------------------
  2002               1.00        0.03          --          0.03        (0.03)         --            (0.03)        1.00     3.13
---------------------------------------------------------------------------------------------------------------------------------
  2001               1.00        0.06          --          0.06        (0.06)         --            (0.06)        1.00     5.84
---------------------------------------------------------------------------------------------------------------------------------
  2000               1.00        0.05          --          0.05        (0.05)         --            (0.05)        1.00     4.60
---------------------------------------------------------------------------------------------------------------------------------

                                                         RATIO OF
                                RATIO OF    RATIO OF     EXPENSES
                                EXPENSES       NET      TO AVERAGE
                  NET ASSETS       TO      INVESTMENT       NET
                    END OF       AVERAGE   INCOME TO      ASSETS
                    PERIOD        NET       AVERAGE     (EXCLUDING
                 ($THOUSANDS)    ASSETS    NET ASSETS    WAIVERS)
------------------------------------------------------------------
GOVERNMENT FUND
------------------------------------------------------------------
CLASS B
------------------------------------------------------------------
  2004            $ 240,491       0.50%       0.70%        0.58%
------------------------------------------------------------------
  2003              258,488       0.50        1.20         0.58
------------------------------------------------------------------
  2002              217,957       0.50        3.00         0.58
------------------------------------------------------------------
  2001               90,343       0.50        5.92         0.59
------------------------------------------------------------------
  2000               64,616       0.50        4.74         0.60
------------------------------------------------------------------
CLASS C
------------------------------------------------------------------
  2004            $ 105,763       0.70%       0.50%        0.78%
------------------------------------------------------------------
  2003              138,864       0.70        1.02         0.78
------------------------------------------------------------------
  2002              151,256       0.70        2.90         0.78
------------------------------------------------------------------
  2001              104,452       0.70        5.73         0.79
------------------------------------------------------------------
  2000               60,328       0.70        4.53         0.80
------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

 + Returns are for the period indicated (unless otherwise noted) and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share calculations were performed using average shares.
(2) Amount represents less than $0.01 per share.

NOTES:

GOVERNMENT MONEY MARKET FUND

THIS FUND IS OFFERED IN CONJUNCTION WITH THE EXPEDITION FUNDS TO AFFORD A CONVENIENT RANGE OF INVESTMENT CHOICES TO INVESTORS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THE LAST FISCAL YEAR.

YOU CAN OBTAIN A FREE COPY OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND/OR FREE COPIES OF THE FUND'S MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT BY CALLING 800-342-5734. YOU MAY ALSO CALL 800-342-5734 TO REQUEST OTHER INFORMATION ABOUT THE FUND OR TO MAKE SHAREHOLDER INQUIRIES.

THE STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED INTO THE PROSPECTUS BY REFERENCE. THIS MEANS THAT THE SAI, FOR LEGAL PURPOSES, IS PART OF THIS PROSPECTUS.

INFORMATION ABOUT THE FUND (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C., OR FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE (http://www.sec.gov). INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 1-202-942-8090. COPIES OF THIS INFORMATION MAY BE OBTAINED UPON PAYMENT OF A DUPLICATING FEE, BY WRITING TO: SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. YOU MAY ALSO OBTAIN THIS INFORMATION, UPON PAYMENT OF A DUPLICATING FEE, BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS: publicinfo@sec.gov.

REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov.

THE TRUST'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-3451.

DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456

EXP-PS-001-0400

                             SEI DAILY INCOME TRUST

Administrator:

   SEI Investments Fund Management

Distributor:

   SEI Investments Distribution Co.

Investment Advisers:

   SEI Investments Management Corporation
   Wellington Management Company, LLP

Sub-Adviser:

   Banc of America Capital Management, LLC

     This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Daily Income Trust (the "Trust") and should be read in conjunction with the Trust's Class A, Class B, Class C, Sweep Class, Class H and Class E Prospectuses dated May 31, 2004. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

     The Trust's financial statements for the fiscal year ended January 31, 2004, including notes thereto and the report of Ernst & Young LLP thereon are herein incorporated by reference from the Trust's 2004 Annual Report. A copy of the 2004 Annual Report must accompany the delivery of this Statement of Additional Information.

May 31, 2004

                                TABLE OF CONTENTS

                                                                                            PAGE
                                                                                            ----
THE TRUST                                                                                    S-2
INVESTMENT OBJECTIVES AND POLICIES                                                           S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS                                        S-5
   Asset-Backed Securities                                                                   S-5
   Commercial Paper                                                                          S-5
   Dollar Rolls                                                                              S-5
   Fixed Income Securities                                                                   S-6
   Foreign Securities                                                                        S-6
   Futures and Options on Futures                                                            S-7
   Illiquid Securities                                                                       S-8
   Mortgage-Backed Securities                                                                S-8
   Municipal Securities                                                                     S-11
   Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks          S-12
   Obligations of Supranational Entities                                                    S-12
   Repurchase Agreements                                                                    S-12
   Swaps, Caps, Floors, Collars and Swaptions                                               S-13
   U.S. Government Agency Securities                                                        S-14
   Variable or Floating Rate Securities                                                     S-15
   When-Issued and Delayed Delivery Securities                                              S-15
INVESTMENT LIMITATIONS                                                                      S-15
THE ADMINISTRATOR AND TRANSFER AGENT                                                        S-19
THE ADVISERS AND SUB-ADVISER                                                                S-20
DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING                                      S-23
TRUSTEES AND OFFICERS OF THE TRUST                                                          S-24
PROXY VOTING POLICIES AND PROCEDURES                                                        S-29
DETERMINATION OF NET ASSET VALUE                                                            S-30
PURCHASE AND REDEMPTION OF SHARES                                                           S-31
TAXES                                                                                       S-32
PORTFOLIO TRANSACTIONS                                                                      S-34
DESCRIPTION OF SHARES                                                                       S-36
LIMITATION OF TRUSTEES' LIABILITY                                                           S-36
CODE OF ETHICS                                                                              S-36
VOTING                                                                                      S-36
SHAREHOLDER LIABILITY                                                                       S-36
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                                         S-37
CUSTODIAN AND WIRE AGENT                                                                    S-50
EXPERTS                                                                                     S-50
LEGAL COUNSEL                                                                               S-50
DESCRIPTION OF RATINGS                                                                       A-1


May 31, 2004

SEI-F-045-10

                                    THE TRUST

     The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Except for differences between the Class A, Class B, Class C, Class H, Sweep Class and/or Class E Shares pertaining to distribution, administrative and shareholder service plans, voting rights, dividends and transfer agency expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Trust changed its name from SEI Cash+Plus Trust to its current name in April, 1994.

     This Statement of Additional Information relates to the following portfolios: Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds (each a "Fund," and, together, the "Funds") and any different classes of the Funds. Currently, the Federal Securities and Treasury Securities Daily Income Funds are not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

     MONEY MARKET FUND--The Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by U.S. and foreign issuers, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each, an "NRSRO"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the sub-adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or only one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), determined by the sub-adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the sub-adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vii) repurchase agreements involving any of the foregoing obligations. The Fund may invest in supranational agency obligations, variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper, including asset-backed securities, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the sub-adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment; (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commercial paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the sub-adviser to be of comparable quality; (iv) short-term obligations issued by the state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the sub-adviser to be of comparable quality, and which carry yields that are competitive with those of other money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     GOVERNMENT FUND--The Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     GOVERNMENT II FUND--The Government II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     TREASURY FUND--The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

     TREASURY II FUND--The Treasury II Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations. The Fund intends to invest in securities that produce income that is not subject to state and local income taxation. Distributions of the Fund, which are allocable to income produced by such securities, will also be exempt from state and local income taxation in the hands of the Fund's shareholders. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     CORPORATE DAILY INCOME FUND--The Corporate Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in obligations of U.S. domiciled issuers (not including foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, determined by the adviser to be of comparable quality at the time of investment; (ii) obligations (certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions, provided that such institutions have net assets of at least $500 million as of the end of their most recent fiscal year; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) corporate obligations (notes, bonds and debentures) rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the adviser to be of comparable quality at the time of investment; (v) mortgage-backed securities; (vi) asset-backed securities rated in one of the four highest long-term rating categories by an NRSRO or, if unrated, determined by the adviser to be of comparable quality at the time of investment; and (vii) repurchase agreements involving the foregoing securities.

     The Fund's adviser intends to limit the Fund's purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. Under normal conditions, the Fund's duration will range from half a year to one and a half years.

     TREASURY SECURITIES DAILY INCOME FUND--The Treasury Securities Daily Income Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. Under normal market conditions, the Fund invests exclusively in: (i) U.S. Treasury obligations; and
(ii) repurchase agreements involving such obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. The Fund's adviser will strive to maintain a portfolio duration between one half and one and a half years. The maximum remaining maturity on any single issue will be five years.

     SHORT-DURATION GOVERNMENT FUND--The Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in:
(i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government, including obligations of the Government National Mortgage Association ("GNMA"), and other mortgage-backed securities of governmental issuers; and (iii) repurchase agreements fully-collateralized by such obligations. The Fund may also invest in futures contracts and other similar instruments for risk management purposes and swaps, caps and floors, as a hedging strategy. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities. The Fund's adviser will strive to maintain a portfolio duration of up to three years.

     INTERMEDIATE-DURATION GOVERNMENT FUND--The Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund. The Fund may also invest in futures contracts (including futures on U.S. Treasury obligations and Eurodollar instruments) and related options, swaps, caps and floors, as a hedging strategy. The Fund will only sell futures contracts to protect securities owned against decline in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     The Fund's adviser will strive to maintain a portfolio duration of two and a half to five years.

     GNMA FUND--The GNMA Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests in the investments permitted for the Short-Duration Government Fund, but without restrictions on portfolio duration. At least 80% of the net assets of the Fund will, under normal circumstances, be invested in mortgage-backed securities issued by GNMA. The Fund will notify its shareholders at least 60 days prior to any change to this policy. It is a fundamental policy of the Fund to invest at least 65% of its assets, under normal circumstances, in mortgage-backed securities issued by GNMA. In addition, the GNMA Fund may invest in futures contracts (including futures on U.S. Treasury obligations) and related options, swaps, caps and floors, as a hedging strategy, and enter into dollar roll transactions with selected banks and broker-dealers. The Fund will only sell futures contracts to protect securities owned against decline in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Fund expects that approximately 75% of its futures contracts will be "completed;" that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     FEDERAL SECURITIES FUND--The Federal Securities Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements involving U.S. Treasury obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

     There can be no assurance that the Funds will achieve their respective investment objectives.

              DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

     The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. Each Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund's adviser or sub-adviser, as applicable, such investment will be advantageous to the Fund. The Funds are free to reduce or eliminate their activity in any of these areas. A Fund's adviser or sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of a Fund's objectives.

     ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

     Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

     Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

     COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to 270 days.

     DOLLAR ROLLS--Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. At the end of the dollar roll commitment period, the

Fund may or may not take delivery of the securities that the Fund has contracted to purchase. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will "cover" any dollar roll as required by the 1940 Act.

     FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of securities with longer maturities are also subject to greater fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

     Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

     There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

     Additional information regarding fixed income securities is described below:

     DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

     INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's adviser or sub-adviser, as applicable. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent the NRSRO's opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities the NRSRO undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Fund's adviser or sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security.

     FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although a Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

     FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

     A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either (i) hedging purposes or (ii) risk management purposes, as permitted by the Fund's stated investment policy. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

     When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. To "cover" its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position as required by the 1940 Act. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

     A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

     A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

     There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on an adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

     ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, a Fund's adviser or sub-adviser, as applicable, determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the adviser or sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

     MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

     The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

     Mortgage-backed securities are described in more detail below:

     GOVERNMENT PASS-THROUGH SECURITIES. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantees timely distribution of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distribution of scheduled principal. Freddie Mac has, in the past, guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (known as "FHLMC Gold PCs") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancements, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), described below.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICS. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class.These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

     STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed

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security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

     MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equiptment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

     MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

     MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue

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anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

     OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S.
BANKS--Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     BANKERS'ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

     OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

     REPURCHASE AGREEMENTS--A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser or sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Fund's adviser or sub-adviser, as applicable, continually monitors compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of a Fund's adviser or sub-adviser, as applicable, liquidity or other considerations so warrant.

     SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

     A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure in investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

     Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

     Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

     Generally, the Funds would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

     Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

     Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

     A Fund will enter into swaps only with counterparties that the Fund's adviser or sub-adviser, as applicable, believes to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

     U.S. GOVERNMENT AGENCY SECURITIES--Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

     U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     RECEIPTS. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (E.G., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (E.G., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (E.G., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

     VARIABLE OR FLOATING RATE SECURITIES--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with its custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate.

                             INVESTMENT LIMITATIONS

     The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

     Each of the Money Market, Prime Obligation, Government, Treasury, Treasury II and Federal Securities Funds may not:

  1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     Each of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA and Government II Funds may not:

  1. With respect to 75% of its total assets (100% of total assets for the Government II Fund) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Government II Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6. Invest in companies for the purpose of exercising control.

  7. Acquire more than 10% of the voting securities of any one issuer.

  8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, a Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies. This limitation does not apply to the Government II Fund.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission ("SEC").

 13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

 15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

 16. Invest in interests in oil, gas or other mineral exploration or development programs.

 17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 (the "1933 Act") before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and Statement of Additional Information.

     The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

     Each Fund may not:

  1. Invest in oil, gas or mineral leases.

     In addition, each of the Money Market, Prime Obligation, Government, Treasury, Treasury II and Federal Securities Funds may not:

  1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4. Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

  6. Invest in companies for the purpose of exercising control.

  7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

  8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

 10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

 11. Invest in interests in oil, gas or other mineral exploration or development programs.

 12. Invest more than 10% of its net assets in illiquid securities.

     In addition, the Government II Fund may not:

  1. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

     Except with regard to the limitation on (i) investing in illiquid securities and (ii) borrowings, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

     Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

     OTHER POLICIES. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

     The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

     DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

     CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

     BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

     LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's investment policy on lending is set forth above.

     UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

     REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits the Funds from investing directly in real estate. This non-fundamental policy may be changed only by vote of such Fund's Board of Trustees.

     SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

                      THE ADMINISTRATOR AND TRANSFER AGENT

     SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

     The Trust and the Administrator have entered into an administration and transfer agency agreement ("the Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

     The Administrator pays the excess of a Fund's operating expenses as disclosed in the applicable Prospectuses. If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses. In addition, certain voluntary and contractual fee waivers and reimbursement arrangements by the Administrator were in effect during the fiscal year ended January 31, 2004. The Administrator has contractually agreed to waive up to all of its fee and, if necessary, pay other operating expenses in order to limit the total operating expenses to not more than: (i) 0.20% of the Class A Shares of the Prime Obligation, Government II and Treasury Funds; (ii) 0.25% of the Class A Shares of Treasury II and Government Funds; (iii) 0.50% of the Class B Shares of the Prime Obligation, Government II, and Treasury Funds; (iv) 0.55% of the Class B Shares of the Treasury II and Government Funds; (v) 0.70% of the Class C Shares of the Prime Obligation, Government II and Treasury Funds; and (vi) 0.75% of the Class C Shares of the Treasury II and Government Funds, each on an annualized basis. The Administrator has voluntarily agreed to waive up to all of its fee in order to limit total operating expenses to not more than:
(i) 0.20% of the average daily net assets of the Class A Shares of the Money Market and Government Funds, 0.35% of the average daily net assets of the Class A Shares of the Corporate Daily Income Fund, 0.45% of the average daily net assets of the Class A Shares of the Short-Duration Government Fund, 0.50% of the average daily net assets of the Class A Shares of the Intermediate-Duration Government Fund and 0.60% of the average daily net assets of the Class A Shares of the Federal Securities and GNMA Funds; (ii) 0.48% of the average daily net assets of the Class B Shares of the Money Market Fund, 0.50% of the average daily net assets of the Class B Shares of the Government Fund and 0.75% of the average daily net assets of the Class B Shares of the Short-Duration Government Fund; and (iii) 0.68% of the average daily net assets of the Class C Shares of the Money Market Fund and 0.70% of the average daily net assets of the Class C Shares of the Government Fund, each on an annualized basis. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

     For each Fund the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fees waived for the fiscal years ended January 31, 2002, 2003 and 2004:


                                                           FEES PAID (000)                       FEE WAIVERS (000)
                                                ------------------------------------   ------------------------------------
                                                   2002         2003         2004         2002         2003         2004
                                                ----------   ----------   ----------   ----------   ----------   ----------
Money Market Fund                               $    2,213   $    1,739   $    1,408   $    2,988   $    2,367   $    1,977
Prime Obligation Fund                           $   11,484   $    8,605   $    7,983   $    1,373   $    1,258   $    1,432
Government Fund                                 $    1,420   $    1,374   $    1,243   $      588   $      620   $      618
Government II Fund                              $    1,972   $    1,575   $    1,493   $      221   $      211   $      202
Treasury Fund                                   $    1,346   $    1,184   $    1,240   $      612   $      599   $      596
Treasury II Fund                                $    1,603   $    1,586   $    1,526   $      144   $      170   $      214
Federal Securities Fund                                  *            *            *            *            *            *
Corporate Daily Income Fund                     $      341   $      582   $      895   $      111   $      222   $      335
Treasury Securities Daily Income Fund                    *            *            *            *            *            *
Short-Duration Government Fund                  $      395   $      740   $    1,163   $        7   $       43   $       35
Intermediate-Duration Government Fund           $      305   $      566   $      574   $        0   $        0   $        0
GNMA Fund                                       $      527   $      988   $    1,052   $        0   $        0   $        0


----------
* Not in operation during such such period.

                          THE ADVISERS AND SUB-ADVISER

     GENERAL. SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 60 funds, and has more than $60 billion in assets under management as of March 31, 2004.

     SIMC is the investment adviser for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds and operates as a "manager of managers." SIMC and the

Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds without submitting the sub-advisory agreements to a vote of the respective Fund's shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. The Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will notify shareholders in the event of any addition or change in identity of its sub-advisers.

     SIMC oversees the investment advisory services provided to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

     Subject to Board review, SIMC allocates and, when appropriate, reallocates the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds' assets to the sub-adviser, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE MONEY MARKET, PRIME OBLIGATION, GOVERNMENT, GOVERNMENT II, TREASURY, TREASURY II AND FEDERAL SECURITIES FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

     For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at an annual rate of 0.075% on the first $500 million and 0.02% in excess of $500 million on the combined average daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. SIMC pays the sub-advisers out its investment advisory fees.

     Wellington Management Company, LLP ("Wellington Management") serves as the investment adviser for the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management invests the assets of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds and continuously reviews, supervises and administers each Fund's investment program. Wellington Management is independent of the Administrator and SEI Investments and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

     Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of March 31, 2004, Wellington Management had discretionary management authority with respect to approximately $417 billion of assets. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership.

     Wellington Management is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates:
0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.

     Banc of America Capital Management, LLC ("BACAP LLC") serves as the sub-adviser to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

     ADVISORY AND SUB-ADVISORY AGREEMENTS WITH THE TRUST. Each advisory agreement or sub-advisory agreement (the "Investment Advisory Agreements") provides that each adviser or the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

     The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to an adviser or sub-adviser, as applicable, or by an adviser or sub-adviser, as applicable, on 90 days' written notice to the Trust.

     ADVISORY AND SUB-ADVISORY FEES. For each Fund, the following table shows:
(i) the dollar amount of fees paid to SIMC or Wellington Management by the Funds; and (ii) the dollar amount of SIMC's or Wellington Management's voluntary fee waivers for the fiscal years ended January 31, 2002, 2003 and 2004:


                                                              ADVISORY                               ADVISORY
                                                           FEES PAID (000)                       FEE WAIVERS (000)
                                                ------------------------------------   ------------------------------------
                                                   2002         2003         2004         2002         2003         2004
                                                ----------   ----------   ----------   ----------   ----------   ----------
Money Market Fund                               $      197   $      191+  $      236   $      155   $       93   $        0
Prime Obligation Fund                           $      846   $      811+  $    1,140   $      664   $      375   $        0
Government Fund                                 $      105   $      130+  $      178   $       82   $       60   $        0
Government II Fund                              $      145   $      146+  $      205   $      113   $       69   $        0
Treasury Fund                                   $      102   $      113+  $      176   $       80   $       57   $        0
Treasury II Fund                                $       91   $      112+  $      167   $       72   $       56   $        0
Federal Securities Fund                                  *            *            *            *            *            *
Corporate Daily Income Fund                     $       84   $      143   $      218   $       45   $       87   $      133
Treasury Securities Daily Income Fund                    *            *            *            *            *            *
Short-Duration Government Fund                  $      101   $      188   $      268   $       14   $       20   $       41
Intermediate-Duration Government Fund           $       87   $      150   $      147   $        0   $        0   $        0
GNMA Fund                                       $      164   $      287   $      295   $        0   $        0   $        0

----------
* Not in operation during such period.
+ Prior to October 17, 2002, advisory fees were paid to Wellington Management, the Fund's former adviser.

     For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-adviser by SIMC; and (ii) the dollar amount of the sub-adviser's voluntary fee waivers for the fiscal years ended January 31, 2002, 2003 and 2004:


                                                            SUB-ADVISORY                            SUB-ADVISORY
                                                              FEES PAID                              FEES WAIVED
                                                                (000)                                  (000)
                                               -------------------------------------   -------------------------------------
FUND                                              2002          2003         2004         2002          2003         2004
----                                           ----------    ----------   ----------   ----------    ----------   ----------
Money Market Fund                                   *        $       46   $      130        *        $        0   $        0
Prime Obligation Fund                               *        $      208   $      626        *        $        0   $        0
Government Fund                                     *        $       33   $       98        *        $        0   $        0
Government II Fund                                  *        $       36   $      113        *        $        0   $        0
Treasury Fund                                       *        $       26   $       97        *        $        0   $        0
Treasury II Fund                                    *        $       27   $       92        *        $        0   $        0
Federal Securities Fund                            **                **           **       **                **           **

----------

 * Not applicable. BACAP LLC began serving as sub-adviser to the Fund on October 17, 2002.
**   Not in operation during such period.


             DISTRIBUTION, SHAREHOLDER AND ADMINISTRATIVE SERVICING

     GENERAL. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI Investments. The Distributor has its principal business offices at Oaks, Pennsylvania 19456.

     DISTRIBUTOR AGREEMENT WITH THE TRUST. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement"). The Trust has adopted a Distribution Plan (the "Plan") for the Sweep Class Shares of each Fund that offers Sweep Class Shares (only the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds offer Sweep Class Shares) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Plans are in the best interests of the shareholders. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("Qualified Trustees"). The Plans may not be amended to materially increase the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

     The Plan adopted by the Sweep Class shareholders provides that the Trust will pay the Distributor a fee of up to 0.50% of the average daily net assets of a Fund's Sweep Class Shares that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Distributor, that provide distribution-related services to Sweep Class shareholders or to their customers who beneficially own Sweep Class Shares. Payments may be made under the Sweep Class Plans for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

     Except to the extent that the Administrator and/or SIMC benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or related agreements.

     For the fiscal year ended January 31, 2004, the Funds incurred the following 12b-1 expenses:


                                                                                AMOUNT PAID TO
                                                                                3RD PARTIES BY
                                                                                  SIDCO. FOR
                                                                TOTAL 12b-1       DISTRIBUTOR
                                                                EXPENSES AS         RELATED
                                               TOTAL 12b-1      A % OF NET         SERVICES
FUND                                CLASS    EXPENSES (000)       ASSETS             (000)
----                                -----    --------------   --------------    --------------
Money Market Fund                   Sweep        $   705           0.50%           $   705
Prime Obligation Fund               Sweep        $   368           0.50%           $   368
Government Fund                     Sweep        $   318           0.50%           $   318
Government II*                      Sweep            N/A            N/A                N/A
Treasury Fund                       Sweep        $   840           0.50%           $   840
Treasury II*                        Sweep            N/A            N/A                N/A


----------
* Not in operation during such period.


     The Funds have also adopted shareholder servicing plans for their Class A, Class B, Class C, Class H, Sweep Class Shares and Class E Shares (the "Service Plans"), and administrative servicing plans (the "Administrative Services Plans") for their Class B, Class C and Class H Shares. Under these Service and Administrative Services Plans, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services, as applicable: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Administrative Services Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

                       TRUSTEES AND OFFICERS OF THE TRUST

     BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), currently 60 Funds, which includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

     MEMBERS OF THE BOARD. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

     ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1982)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1982)--1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Director of the Distributor since 2003. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

INDEPENDENT TRUSTEES.

     F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1982)--Retired. Trustee of SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

     JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Director of U.S. Charitable Gift Trust. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, State Street Research Capital Trust (consisting of 19 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Trustee of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997. Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

     NINA LESAVOY (DOB 07/24/57)--Trustee (since 2003)--Partner, Cue Capital since 2002. Head of Sales, Investorforce, January 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee of SEI Absolute Return Master Fund, LP, SEI Opportunity Master Fund, LP, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Index Funds, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Institutional Investments Trust.

----------
* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor and SIMC.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

- AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times in the Trust's most recently completed fiscal year.

- FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary and did not meet during the Trust's most recently completed fiscal year.

- NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

     BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS. As discussed in the section of this Statement of Additional Information entitled "The Advisers and Sub-Adviser," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers and the sub-adviser. The Trustees use this information, as well as other information that the advisers, the sub-adviser and other Fund service providers may submit to the Board, as well as other information they may obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues related to the Investment Advisory Agreements.

     Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser and the sub-adviser about: (a) the quality of the advisers' and the sub-adviser's investment management and other services; (b) the advisers' and the sub-adviser's investment management personnel; (c) the advisers' and the sub-adviser's operations and financial condition; (d) the advisers' and the sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that each adviser and the sub-adviser charges a Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of each adviser's and the sub-adviser's profitability from its Fund-related operations; (h) the advisers' and the sub-adviser's compliance systems; (i) the advisers' and the sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the advisers' and the sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) a Fund's performance compared with similar mutual funds.

     At the meeting, representatives from each adviser and the sub-adviser presented additional oral and written information to the Board to help the Board evaluate the respective adviser's and the sub-adviser's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the advisers' and the sub-adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal or approval of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

     Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement in consideration that: (i) the terms of each Investment Advisory Agreement are fair and reasonable; and (ii) each adviser's and the sub-adviser's fees are reasonable in light of the services that the respective adviser and the sub-adviser provide to the Funds.

     FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                    AGGREGATE DOLLAR
                                                                     RANGE OF SHARES
                                        DOLLAR RANGE OF               (ALL FUNDS IN
NAME                                  FUND SHARES (FUND)*            FUND COMPLEX)*
----                         -------------------------------------  ----------------
Mr. Nesher                                   None                    Over $100,000
Mr. Doran                                    None                    Over $100,000
Mr. Gooch                    Over $100,000 (Prime Obligation Fund)   Over $100,000
Mr. Storey                                   None                         None
Mr. Sullivan                                 None                         None
Ms. Greco                                    None                         None
Ms. Lesavoy                                  None                         None

----------

* Valuation date is December 31, 2003.

     BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                              PENSION OR
                                              RETIREMENT       ESTIMATED    TOTAL COMPENSATION
                                           BENEFITS ACCRUED     ANNUAL        FROM THE TRUST
                               AGGREGATE      AS PART OF     BENEFITS UPON       AND FUND
NAME                         COMPENSATION    FUND EXPENSES    RETIREMENT         COMPLEX
----                         ------------  ----------------  -------------  ------------------
Mr. Nesher                     $      0           N/A             N/A           $        0
Mr. Doran                      $      0           N/A             N/A           $        0
Mr. Gooch                      $ 14,707           N/A             N/A           $  133,000
Mr. Storey                     $ 14,707           N/A             N/A           $  133,000
Mr. Sullivan                   $ 14,707           N/A             N/A           $  133,000
Ms. Greco                      $ 14,707           N/A             N/A           $  133,000
Ms. Lesavoy                    $  7,831*          N/A             N/A           $   66,500*

----------

* Ms. Lesavoy was appointed a Trustee as of September 17, 2003.

     TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

     Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

     EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1982)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

     TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003. Associate, Dechert Price & Rhoads (law firm), 1997-1999.

     LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments and SIMC since 1998. Assistant Secretary of the Administrator since 1998. Vice President of the Administrator and the Distributor and Assistant Secretary of the Distributor, 1998-2003.

     CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Vice President and Assistant Secretary of SEI Investments since 2000. Vice President and Assistant Secretary of SIMC since 1999. Vice President and Assistant Secretary of the Administrator and the Distributor, 1999-2003. Associate, White and Williams LLP (law firm), 1991-1999.

     WILLIAM E. ZITELLI, JR. (DOB 06/14/68)--Vice President and Assistant Secretary (since 2001)--Assistant Secretary of SIMC and the Administrator since 2000. Vice President and Assistant Secretary of SEI Investments since 2000. Vice President of SIMC, the Administrator and the Distributor and Assistant Secretary of the Distributor, 2000-2003. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000.

     JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Global AML Compliance Officer at SEI Investments since March 2002. Middle Office Compliance Officer at SEI Investments, July 2000 to December 2002. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).

     PETER (PEDRO) A. RODRIGUEZ (DOB 01/18/62)--Controller and Chief Financial Officer (since 2003)--Director, Fund Accounting and Administration, SEI Investments Global Funds Services, March 1997 to April 2002 and September 2002 to present. Vice President, Fund Administration, BlackRock Financial Management, April 2002 to September 2002.

     JOHN J. MCCUE (DOB 04/20/63)--Vice President (since 2004)--Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds have delegated proxy voting responsibilities to SIMC and the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds have delegated proxy voting responsibilities to Wellington Management, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

     SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

     SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or a Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

     Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

     For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain a copy of SIMC's Procedures and Guidelines, or a copy of the specific voting record for their account, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

     Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The identified portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

                        DETERMINATION OF NET ASSET VALUE

     Securities of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

     A Fund's use of amortized cost valuation (with respect to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds) and the maintenance of the Fund's net asset value at $1.00 are permitted, provided certain conditions are met, by Rule 2a-7, promulgated by the SEC under the 1940 Act. Under Rule 2a-7, as amended, a money market fund must maintain a dollar-weighted average maturity of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities." An "eligible security" is one that is (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A Fund's adviser or sub-adviser, as applicable, will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a money market fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that each Fund will be able to meet this objective. The Funds' procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

     Securities of the Short-Duration Government, Intermediate-Duration Government, GNMA, Corporate Daily Income and Treasury Securities Daily Income Funds may be valued by the Administrator pursuant to valuations provided by independent pricing services. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the pricing services may also use a matrix system to determine valuations, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the independent pricing services and the valuation methodologies are reviewed by the officers of the Trust under the general supervision of the Trustees.

                        PURCHASE AND REDEMPTION OF SHARES

     It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

     A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the adviser(s), the Distributor and/or the Custodian(s) are not open for business.

     Purchases and redemptions of shares of the Intermediate-Duration Government, Short-Duration Government, GNMA, Corporate Daily Income, and Treasury Securities Daily Income Funds may be made on any day the NYSE is open for business. Purchases and redemptions of shares of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may be made on any day the NYSE and the Federal Reserve System ("Federal Reserve") are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Each of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, and Federal Securities Funds may operate on any day that the NYSE is closed for business, but the Federal Reserve is open for business, for such time as sufficient liquidity exists in a Fund's principal trading markets, based on the determination of the officers of the Trust, acting in consultation with the Fund's adviser or sub-adviser, as applicable. The Funds will notify shareholders that the Funds are open for business.

     The Administrator or Distributor will not accept securities as payment for shares of the GNMA Fund unless (a) such securities meet the investment objective and policies of the Fund; (b) the securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable (and not established only by evaluation).

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

     This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A RIC

     Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses, and the Fund owns at least 20% of the voting power of such issuers.

     Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends received deduction for corporate shareholders (subject to certain minimum holding periods) and for the lower tax rates on qualified dividend income for individual shareholders (subject to certain minimum holding periods and other limitations).

     A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

     The Funds receive income generally in the form of interest on their investments. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares.

     A Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

     Because the Funds' income is expected to be derived primarily from interest rather than dividends, no portion of a Fund's distributions is expected to be eligible for the corporate dividends-received deduction or for the lower tax rates on qualified dividend income.

     If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

     By law, a Fund must withhold at the applicable withholding rate and remit to the U.S. Treasury, any amounts subject to withholding on your taxable distributions and proceeds if (1) you do not provide your correct social security or taxpayer identification number, (2) you are subject to backup witholding by the IRS for failure to properly report payments of interest or dividends, (3) you have failed to certify that you are not subject to backup witholding, or (4) you have failed to certify that you are a U.S. person (including a U.S. resident alien).

     Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

     A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

     Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

     Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, a Fund's adviser or sub-adviser, as applicable, is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Funds' advisers and sub-adviser generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

     The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Funds' advisers and sub-adviser will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions, dealer spreads or underwriting discounts, nor transfer taxes or other direct transaction expenses.

     It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. For the fiscal years ended January 31, 2002, 2003 and 2004, no Fund paid any brokerage commissions.

     Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, an adviser or sub-adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers-dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

     The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to an adviser or sub-adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the adviser or sub-adviser under its respective advisory or sub-advisory agreement, and the expenses of the adviser or sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

     The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 2004, the Trust held the following securities:


                                                                      AMOUNT
FUND                                         NAME OF ISSUER        (IN MILLIONS)
----                                   --------------------------  -------------
Money Market Fund                      Banque National de Paris    $       108.7

Government Fund                        ABN Amro                    $         170
                                       Barclays Bank               $         170
                                       Deutsche Bank               $          30
                                       Goldman Sachs               $         5.8
                                       JP Morgan Chase             $          30
                                       Merrill Lynch               $          30
                                       Morgan Stanley Dean Witter  $          30

Prime Obligation Fund                  Banque National de Paris    $       557.4
                                       Dreshner Bank               $        28.9

Treasury Fund                          ABN Amro                    $         190
                                       Barclays Bank               $       156.1
                                       Bear Stearns                $          35
                                       Deutsche Bank               $          45
                                       Goldman Sachs               $          35
                                       JP Morgan Chase             $          35
                                       Merrill Lynch               $          35
                                       Morgan Stanley Dean Witter  $        10.5

Short-Duration Government Fund         Goldman Sachs               $         5.4

Intermediate-Duration Government Fund  Goldman Sachs               $         1.9

GNMA Fund                              Deutsche Bank               $         1.9

Corporate Daily Income Fund            Goldman Sachs               $         0.3

     The portfolio turnover rate for each fixed income Fund for the fiscal years ending January 31, 2003 and 2004 was as follows:

                                                                   TURNOVER RATE
                                                                   --------------
     FUND                                                           2003    2004
     ----                                                          ------  ------
     Short-Duration Government Fund                                 125%    117%
     Intermediate-Duration Government Fund                           57%    154%
     GNMA Fund                                                      146%    145%
     Corporate Daily Income Fund                                     76%     68%
     Treasury Securities Daily Income Fund                            *       *


----------
* Not in operation during such period.


     A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                              DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a PRO RATA share in the net assets of that Fund after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                        LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

     The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisers, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

     Where the prospectuses for the Funds or the SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of May 3, 2004, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.


                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
     MONEY MARKET FUND          SEI Private Trust Company                 114,211,758          31.95%
     CLASS A SHARES             One Freedom Valley Drive
                                Oaks, PA 19456

                                SEI Private Trust Company                  21,907,873           6.13%
                                c/o Laird Norton
                                Attn: Mutual Funds
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                SEI Private Trust Company                  42,055,254          11.76%
                                Mutual Funds Administrator
                                One Freedom Valley Dr.
                                Oaks, PA 19456

                                CAMCO                                      34,019,343           9.52%
                                c/o CT Trust Services
                                80 West Street, Suite 201
                                Rutland, VT 05701-3453

                                Citizens Bank-MA                           29,976,796           8.39%
                                Cash Management Operations
                                1 Citizens Drive
                                Riverside, RI 02915-3019

     CLASS B SHARES             SEI Private Trust Company                  47,211,664          40.31%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Citizens Bank of Massachusetts              9,525,980           8.13%
                                Private Client Group
                                Attn: Karen Crowley-Soto
                                53 State St. FL7
                                Boston, MA 02109-2804

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                Mercantile Trust & Savings Bank             9,303,537           7.94%
                                Attn: Scott Reinold
                                440 Maine Street
                                Quincy, IL 62301-3957

                                Sun National Bank                           6,014,914           5.14%
                                Toni Hill-Cash Management Dept.
                                226 Landis Ave.
                                Vineland, NJ 08360-8145

                                Citizens First Savings Bank                 7,341,844           6.27%
                                Attn: Don Jensen
                                525 Water Street
                                Port Huron, MI 48060-5434

                                First Security Bank                        15,942,028          13.61%
                                PO Box 249
                                Springdale, AR 72765-0249

     CLASS C SHARES             Ameriserv Trust & Financial                 8,346,238           5.00%
                                SVC CC
                                Attn: Sweep Desk
                                P.O. Box 520
                                Johnstown, PA 15907-0520

                                Citizens Bank-MA                           40,556,626          24.29%
                                Cash Management Operations
                                1 Citizens Drive
                                Riverside, RI 02915-3019

                                Sun National Bank                          14,986,829           8.98%
                                Toni Hill-Cash Management Dept.
                                226 Landis Ave.
                                Vineland, NJ 08360-8145

                                Citizens Bank-CT                            9,739,593           5.83%
                                Cash Management Operations
                                1 Citizens Drive
                                Riverside, RI 02915-3019

                                United Community Banks                      8,341,197           5.00%
                                Attn: Jeanette Garrett
                                P.O. Box 398
                                Blairsville, GA 30514-0398

                                Provident Bank                              9,286,000           5.56%
                                400 Bella Boulevard
                                Montebello, NY 10901



                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
     SWEEP CLASS SHARES         Sun National Bank                          23,085,217          27.75%
                                Toni Hill-Cash Management Dept.
                                226 Landis Ave.
                                Vineland, NJ 08360-8145

                                United Community Banks                     12,752,158          15.33%
                                Attn: Jeanette Garrett
                                P.O. Box 398
                                Blairsville, GA 30514-0398

                                Tri County Bank                             8,481,529          10.20%
                                Operations Center
                                PO Box 909
                                Chico, CA 95927-0909

                                Texas Capital Bank                          4,800,877           5.77%
                                National Association
                                Attn: Jesse Cantu
                                6060 N. Central Expy. Ste. 800
                                Dallas, TX 75206-5214

                                Townebank                                   5,406,314           6.50%
                                Attn: Tracy Nelms & Kathy Nipper
                                6001 Harbour View Blvd.
                                Suffolk, VA 23435-2767

                                Missouri State Bank &                      10,055,816          12.09%
                                Trust Company
                                Attn: Brenda Moake
                                100 S. 4th Street
                                Saint Louis, MO 63102-1800

                                Corn Belt Bank & Trust Co.                  4,835,567           5.81%
                                643 W. Washington Street
                                Pittsfield, IL 62363-1349

     GOVERNMENT II FUND         PABL & Co.                                 94,216,249          17.81%
     CLASS A SHARES             c/o Peabody & Arnold
                                Attn: Peggy Ohrenberger
                                50 Rowes Wharf
                                Boston, MA 02110-3339

                                United States Trust Company               173,728,490          32.84%
                                Attn: Rich Lynch
                                P.O. Box 131
                                Boston, MA 02101-0131

                                SEI Private Trust Company                  36,284,868           6.86%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                SEI Private Trust Company                  59,352,432          11.22%
                                c/o The Peoples Bank
                                One Freedom Valley Drive
                                Oaks, PA 19456
                                GILMAC/ c/o Charter Trust                  50,102,330           9.47%
                                PO Box 2530
                                Concord, NH 03302-2530

                                Fleet National Bank                        43,740,298           8.27%
                                Attn: ACM Sweep Funds
                                PO Box 92800
                                Rochester, NY 14692-8900

     CLASS B SHARES             United States Trust Company                52,934,973          27.41%
                                Attn: Rich Lynch
                                P.O. Box 131
                                Boston, MA 02101-0131

                                SEI Private Trust Company                  26,802,596          13.88%
                                c/o The Peoples Bank
                                Attn: Mutual Fund Admin.
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Compass Bank Treasury Management           31,082,000          16.10%
                                Attn: Shirley Cain
                                P.O. Box 10566
                                Birmingham, AL 35296-0566

                                SEI Private Trust Company                  51,791,957          26.82%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

     CLASS C SHARES             CENCO                                       8,702,954          21.04%
                                c/o Compass Bank
                                Attn: Bobby Morris
                                P.O. Box 10566
                                Birmingham, AL 35296-0566

                                Compass Bank Treasury                      21,026,000          50.82%
                                Management
                                Attn: Shirley Cain
                                P.O. Box 10566
                                Birmingham, AL 35296-0566

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                TrustCompany Bank                           5,250,621          12.69%
                                Attn: Cash Management
                                (Suite 1025)
                                35 Journal Square
                                Jersey City, NJ 07306-4011

     PRIME OBLIGATION           SEI Private Trust Company                 168,466,199           5.62%
     FUND                       One Freedom Valley Drive
     CLASS A SHARES             Oaks, PA 19456

                                SEI Private Trust Company                 388,434,313          12.96%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                The New Hillman Company                   230,018,356           7.68%
                                c/o Amalgamated Bank of
                                New York
                                Attn: Rosemarie Rodin
                                11-15 Union Square
                                New York, NY 10459-2792

                                Byrd & Co.                                389,019,800          12.98%
                                First Union National Bank
                                Sweep Funds Processing-PA 4905
                                Sweep Funds Processing-PA 4903
                                123 S. Broad Street
                                Philadelphia, PA 19109-1029

                                Byrd & Co.                                625,812,240          20.88%
                                First Union National Bank
                                Sweep Funds Processing-PA 4905
                                Sweep Funds Processing-PA 4903
                                123 S. Broad St.
                                Philadelphia, PA 19109-1029

     CLASS B SHARES             Brotherhood Bank and Trust                 70,680,284          13.18%
                                Company
                                Attn: Connie Herold
                                756 Minnesota Avenue
                                Kansas City, KS 66101-2704

                                SEI Trust c/o Chevy Chase Trust            88,245,436          16.46%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                Byrd & Co.                                148,869,890          27.77%
                                First Union National Bank
                                Sweep Funds Processing-PA 4905
                                Sweep Funds Processing-PA 4903
                                123 S. Broad St.
                                Philadelphia, PA 19109-1029

                                Muir & Co.                                 36,274,194           6.77%
                                c/o Frost National Bank
                                P.O. Box 2479
                                San Antonio, TX 78298-2479

                                Oltrust & Co.                              28,822,192           5.38%
                                c/o Old National Bank of
                                Evansville
                                Attn: David Crow
                                P.O. Box 207
                                Evansville, IN 47702-0207

     CLASS C SHARES             Smith Barney Corporate Trust              270,067,106          31.84%
                                Attn: SEI Private Trust Company
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Citizens Bank                             240,740,604          28.39%
                                Attn: Patty Neuenfeldt
                                328 South Saginaw Street
                                MC002081
                                Flint, MI 48502-1923

                                Sterling Bank                              64,750,762           7.63%
                                Attn: Joe Klingen
                                15000 Northwest Freeway
                                Houston, TX 77040-3299

                                SEI Private Trust Company                  58,413,297           6.89%
                                Mutual Funds Administrator
                                One Freedom Valley Drive
                                Oaks, PA 19456

     CLASS H SHARES             SEI Private Trust Company                  35,135,939            100%
                                One Freedom Valley Drive
                                Oaks, PA 19456

     SWEEP CLASS SHARES         Manufacturers Bank                          3,077,857           8.59%
                                Customer Services
                                Attn. Edwin Sarao
                                515 S. Figueroa St., FL. 4
                                Los Angeles, CA 90071-3301

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                Modesto Commerce Bank                       2,334,614           6.52%
                                1623 J Street
                                Modesto, CA 95354-1126

                                Texas Capital Bank                          3,620,810          10.11%
                                National Association
                                Attn: Jesse Cantu
                                6060 N. Central Expressway
                                Suite 800
                                Dallas, TX 75206-5214

                                First State Bank of Russellville            4,470,748          12.48%
                                P.O. Box 10610
                                Russellville, AR 72812-0610

                                United Community Banks                      3,807,835          10.63%
                                Attn: Jeanette Garrett
                                P.O. Box 398
                                Blairsville, GA 30514-0398

                                Worth National Bank                         1,987,892           5.55%
                                Attn: Lisa Herr
                                P.O. Box 136699
                                Forth Worth, TX 76136-0699

                                Mahopac National Bank                       2,207,592           6.16%
                                630 Route 6
                                Mahopac, NY 10541-1651

                                Cathay Bank                                 2,514,098           7.02%
                                777 N Broadway
                                Los Angeles, CA 90012-2819

     GOVERNMENT FUND            SEI Private Trust Company                  24,833,101           7.73%
     CLASS A SHARES             FBO 601 Banks
                                Attn: Eileen Carlucci
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                People's Bank                              64,571,916          20.09%
                                Attn: Trust Dept.,
                                Mary Lou Varnum
                                850 Main St., RC 12-505
                                Bridgeport, CT 06604-4917

                                SEI Private Trust Company                 117,006,452          36.40%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                Byrd & Co.                                 28,767,608           8.95%
                                First Union National Bank
                                Sweep Funds Processing-PA 4905
                                Attn: Jim Quinlan
                                Penn Mutual Insurance Building
                                Philadelphia, PA 19106

                                SEI Private Trust Company                  23,334,121           7.26%
                                c/o Laird Norton
                                Attn: Mutual Funds
                                One Freedom Valley Drive
                                Oaks, PA 19456

     CLASS B SHARES             SEI Trust c/o Chevy Chase Trust            75,354,745          34.37%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Band and Co.                               85,313,374          39.95%
                                Attn: Edward McIlveen
                                PO Box 1787
                                Milwaukee, WI 53201-1787

                                SEI Private Trust Company                  26,000,000          12.17%
                                Attn: David Baumgart
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                The Ozark Trust Co. Nominee                18,681,225           8.75%
                                Partnership
                                P.O. Box 8811
                                Little Rock, AR 72231-8811

     CLASS C SHARES             Sterling Bank                              63,323,869          63.69%
                                Attn: Joe Klingen
                                15000 Northwest Freeway
                                Houston, TX 77040-3299

                                SWS Financial Services Inc.                15,324,713          15.41%
                                Attn: Kim Ramirez
                                1201 Elm St., Ste. 3500
                                Dallas, TX 75270-2108

                                Pacific Western Bank                        5,078,385           5.11%
                                590 La Place Court, Ste. 200
                                Carlsbad, CA 92008-8832

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             -------------------------------------  ----------------  ------------------
     SWEEP CLASS SHARES         SEI Private Trust Company                   1,663,088           5.78%
                                FBO 601 Banks
                                Attn: Eileen Carlucci
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Manufacturers Bank                          4,726,893          16.43%
                                Customer Services
                                Attn: Edwin Sarao
                                515 S. Figueroa St., 4th Floor
                                Los Angeles, CA 90071-3301

                                United Community Banks                     10,375,998          36.06%
                                Attn: Jeanette Garrett
                                P.O. Box 398
                                Blairsville, GA 30514-0398

                                Chelsea State Bank                          3,830,075          13.31%
                                1010 S. Main Street
                                Chelsea, MI 48118-1427

     TREASURY II FUND           Naidot & Co.                               33,813,327          12.03%
     CLASS A SHARES             c/o Bessemer Trust Company
                                Attn: Peter Scully
                                630 Fifth Avenue 38th Floor
                                New York, NY 10111-0100

                                Muir & Co.                                 55,808,587          19.85%
                                c/o Frost National Bank
                                Attn: Julia Warden
                                P.O. Box 2950
                                San Antonio, TX 78299-2950

                                SEI Private Trust Company                  39,860,543          14.18%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                The New Hillman Company                    76,941,878          27.37%
                                c/o Amalgamated Bank of
                                New York
                                Attn: Rosemarie Rodin
                                11-15 Union Square
                                New York, NY 10459-2792

                                Trulin & Co.                               20,485,340           7.29%
                                c/o JP Morgan Manhattan Bank
                                Attn: Settlement Dept.
                                P.O. Box 1412
                                Rochester, NY 14603

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
     CLASS B SHARES             SEI Private Trust Company                  17,032,629          11.60%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Band and Co.                               15,827,784          10.78%
                                Attn: Edward McIlveen
                                P.O. Box 1787
                                Milwaukee, WI 53201-1787

                                SEI Private Trust Company                   9,364,804           6.38%
                                FBO 601 Banks
                                Attn: Eileen Carlucci
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Compass Bank Treasury Management           65,757,000          44.77%
                                Attn: Shirley Cain
                                15 South 20th Street
                                Suite 702
                                Birmingham, AL 35233-2000

                                Muir & Co.                                 19,092,894          13.00%
                                c/o Frost National Bank
                                P.O. Box 2479
                                San Antonio, TX 78298-2479

     CLASS C SHARES             CENCO                                       8,299,032          17.26%
                                c/o Compass Bank
                                Attn: Bobby Morris
                                P.O. Box 10566
                                Birmingham, AL 35296-0566

                                Compass Bank Treasury                      36,968,000          76.89%
                                Management
                                Attn: Shirley Cain
                                P.O. Box 10566
                                Birmingham, AL 35296-0566

     TREASURY FUND              SEI Private Trust Company                  21,728,188           8.45%
     CLASS A SHARES             One Freedom Valley Drive
                                Oaks, PA 19456

                                SEI Private Trust Company                  65,155,778          25.33%
                                Attn: Ian Weiss
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                BMS and Company                            22,970,662           8.93%
                                c/o Central Trust Bank
                                Attn: Trust Operations
                                P.O. Box 779
                                Jefferson City, MO 65102-0779

                                First Trust Division of                    21,474,517           8.35%
                                First Indiana Bank
                                3925 River Crossing Parkway
                                Suite 200
                                Indianapolis, IN 46240-2281

                                Cherrytrust & Co.                          80,923,292          31.46%
                                c/o The Bank of Cherry Creek
                                Attn: Daniel Rich
                                3033 E. 1st Avenue
                                Denver, CO 80206-5617

     CLASS B SHARES             SEI Trust c/o Chevy Chase Trust            36,897,338          12.12%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Citizens Bank                              98,447,140          32.33%
                                Attn: Dept. Patty Neuenfeldt
                                328 South Saginaw Street
                                MC002081
                                Flint, MI 48502-1923

                                Band and Co.                               40,409,945          13.27%
                                Attn: Edward McIlveen
                                PO Box 1787
                                Milwaukee, WI 53201-1787

                                Tru & Co.                                  87,720,676          28.80%
                                c/o Trust Company of New Jersey
                                Attn: Phyllis D'Adezzio
                                35 Journal Square-Trust Dept.
                                Jersey City, NJ 07306-4011

     CLASS C SHARES             First Victoria National Bank               18,941,254          20.28%
                                Attn: Grace Pantel
                                P.O. Box 1338
                                Victoria, TX 77902-1338

                                Citizens Invst. Svc. Corp.-RI               5,636,222           6.04%
                                Cash Management Operations
                                1 Citizens Drive
                                Riverside, RI 02915-3019

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                Citizens Bank-MA                            8,149,734           8.73%
                                Cash Management Operations
                                1 Citizens Drive
                                Riverside, RI 02915-3019

                                Modesto Commerce Bank                       4,883,489           5.23%
                                1623 J Street
                                Modesto, CA 95354-1126

                                Pacific Western Bank                        5,476,012           5.86%
                                5900 La Place Court, Ste. 200
                                Carlsbad, CA 92008-8832

                                First National Bank and Trust of           12,186,765          13.05%
                                Newtown
                                40 South State Street
                                P.O. Box 158
                                Newtown, PA 18940-0158

                                Cathay Bank                                 5,078,708           5.44%
                                777 N. Broadway
                                Los Angeles, CA 90012-2819

                                TrustCompany Bank                           5,085,727           5.45%
                                Attn: Cash Management
                                (Suite 1025)
                                35 Journal Square
                                Jersey City, NJ 07306-4011

     SWEEP CLASS SHARES         Citizens Bank                              49,660,297          51.38%
                                Attn: Patty Neuenfeldt
                                328 South Saginaw Street
                                MC002081
                                Flint, MI 48502-1923

                                United Community Banks                      8,252,287           8.54%
                                Attn: Jeanette Garrett
                                PO Box 398
                                Blairsville, GA 30514-0398

                                City National Bank AS                       9,178,240           9.50%
                                Agent for various accts.
                                Attn: Trust Ops./Mutual Funds
                                P.O. Box 60520
                                Los Angeles, CA 90060-0520

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                SWS Financial Services Inc.                 7,232,897           7.48%
                                Attn: Kim Ramirez
                                1201 Elm St., Ste. 3500
                                Dallas, TX 75270-2108

                                South Central Bank                          8,465,676           8.76%
                                525 W. Roosevelt Road
                                Chicago, IL 60607-4905

     CORPORATE DAILY            SEI Private Trust Company                  85,090,079          52.76%
     INCOME FUND                One Freedom Valley Drive
     CLASS A SHARES             Oaks, PA 19456

                                SEI Private Trust Company                   9,607,190           5.96%
                                Attn: Mutual Funds
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                Case Western Reserve University            15,196,553           9.42%
                                10900 Euclid Avenue
                                Cleveland, OH 44106-4901

                                Frost National Bank                        11,081,689           6.87%
                                FBO Muir & Co.
                                PO Box 2479
                                San Antonio, TX 78298-2479

     SHORT-DURATION             Capital City Trust Company                  2,702,275          10.06%
     GOVERNMENT FUND            Attn: Linda Glessner
     CLASS A SHARES             P.O. Box 1549
                                Tallahassee, FL 32302-1549

                                SEI Private Trust Company                   1,467,290           5.46%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                SEI Private Trust Company                  15,551,415          57.92%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                c/o Frost Bank                              2,024,093           7.54%
                                Muir & Co.
                                PO Box 2479
                                San Antonio, TX 78298

     INTERMEDIATE-DURATION      SEI Private Trust Company                   1,308,115          11.35%
     GOVERNMENT FUND            One Freedom Valley Drive
     CLASS A SHARES             Oaks, PA 19456

                                                                                            PERCENTAGE OF
     FUND AND CLASS             NAME AND ADDRESS OF BENEFICIAL OWNER   NUMBER OF SHARES  PORTFOLIO'S SHARES
     --------------             ------------------------------------   ----------------  ------------------
                                SEI Private Trust Company                   4,406,324          38.22%
                                One Freedom Valley Drive
                                Oaks, PA 19456

                                National Fiduciary Services N.A.            2,992,090          25.95%
                                Attn: Stephanie Crippen
                                10411 Westheimer Rd., Ste. 200
                                Houston, TX 77042-3500

     GNMA FUND                  SEI Private Trust Company                   1,406,802           6.95%
     CLASS A SHARES             One Freedom Valley Drive
                                Oakes, PA 19456

                                SEI Private Trust Company                   9,611,322          47.47%
                                One Freedom Valley Drive
                                Oakes, PA 19456

                                SEI Private Trust Company                   2,523,202          12.46%
                                Attn: Robert Silvestri
                                One Freedom Valley Drive
                                Oaks, PA 19456

                            CUSTODIAN AND WIRE AGENT

     Wachovia Bank, N.A. (formerly, First Union National Bank), located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as custodian and wire agent of the assets of the Funds. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                     EXPERTS

     The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by Ernst & Young LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, independent auditors, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                  LEGAL COUNSEL

     Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

     The following descriptions of corporate bond ratings have been published by Moody's, S&P, and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa          Bonds rated Aa are judged to be of high quality by all standards.
            Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH LONG-TERM RATINGS

INVESTMENT GRADE

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, I.E., below 50%.

            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

     PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -  Leading market positions in well-established industries.

     -  High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF FITCH SHORT-TERM RATINGS

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D       Default. Denotes actual or imminent payment default.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

     The following descriptions of municipal note ratings have been published by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

MIG-1 OR VMIG-1   Best quality. Have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing.

MIG-2 OR VMIG-2   High quality. Margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

SP-1              Very strong or strong capacity to pay principal and interest.
                  Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2              Satisfactory capacity to pay principal and interest.